UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

New Insights

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.96%
Actual		$ 1,000.00	$ 1,113.80	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class T	1.20%
Actual		$ 1,000.00	$ 1,112.70	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.77%
Actual		$ 1,000.00	$ 1,109.50	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.71%
Actual		$ 1,000.00	$ 1,110.30	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,115.60	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	6.3	5.3
Berkshire Hathaway, Inc. Class A	4.2	3.5
Apple, Inc.	3.5	7.0
Wells Fargo & Co.	3.0	2.5
The Walt Disney Co.	2.4	2.3
The Coca-Cola Co.	2.3	2.4
Noble Energy, Inc.	2.2	2.0
Biogen Idec, Inc.	2.1	1.5
Visa, Inc. Class A	2.1	1.9
TJX Companies, Inc.	1.9	1.7
	30.0
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.1	27.7
Consumer Discretionary	20.3	19.7
Financials	16.5	13.0
Health Care	13.1	12.5
Consumer Staples	9.3	9.1
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 96.5%		Stocks 97.8%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 0.4%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.1%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	10.3%	** Foreign investments	12.5%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.2%
Auto Components - 0.1%
Delphi Automotive PLC	528,082	$ 26,768
Automobiles - 0.6%
Honda Motor Co. Ltd.	586,400	21,784
Tesla Motors, Inc. (a)	704,559	75,691
Toyota Motor Corp.	597,800	36,058
		133,533
Distributors - 0.1%
LKQ Corp. (a)	1,072,800	27,625
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	392,734	143,093
Chuys Holdings, Inc.	76,305	2,926
Dunkin' Brands Group, Inc.	1,709,800	73,214
InterContinental Hotel Group PLC	66,759	1,835
Las Vegas Sands Corp.	255,696	13,534
Marriott International, Inc. Class A	111,485	4,501
McDonald's Corp.	1,794,254	177,631
Noodles & Co.	168,400	6,189
Paddy Power PLC (Ireland)	134,600	11,549
Starbucks Corp.	3,139,320	205,594
Tim Hortons, Inc. (Canada)	2,111,300	114,187
		754,253
Household Durables - 1.3%
D.R. Horton, Inc.	4,662,022	99,208
Lennar Corp. Class A	2,067,391	74,509
PulteGroup, Inc. (a)	4,984,459	94,555
SodaStream International Ltd. (a)	21,268	1,545
Whirlpool Corp.	177,461	20,294
		290,111
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	1,422,322	394,965
ASOS PLC (a)	228,095	14,033
Liberty Media Corp.:
Interactive Series A (a)	612,634	14,097
Series A (a)	30,371	2,582
Netflix, Inc. (a)	105,968	22,369
priceline.com, Inc. (a)	208,860	172,754
Rakuten, Inc.	1,401,400	16,572
TripAdvisor, Inc. (a)	2,041,689	124,278
		761,650
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Mattel, Inc.	106,856	$ 4,842
Polaris Industries, Inc.	162,751	15,461
		20,303
Media - 5.7%
CBS Corp. Class B	283,766	13,868
Charter Communications, Inc. Class A (a)	248,076	30,724
Comcast Corp. Class A	4,344,590	181,951
DIRECTV (a)	721,726	44,473
Discovery Communications, Inc. (a)	3,973,100	306,763
Legend Pictures LLC (a)(h)(i)	11,303	19,029
Liberty Global PLC Class A (a)	693,256	51,356
Liberty Media Corp. Class A (a)	550,348	69,762
Omnicom Group, Inc.	396,526	24,930
Rightmove PLC	77,383	2,453
Starz - Liberty Capital Series A (a)	213,697	4,723
The Walt Disney Co.	8,263,296	521,827
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	850
		1,272,709
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	84,339	4,288
Macy's, Inc.	256,746	12,324
		16,612
Specialty Retail - 3.8%
Bed Bath & Beyond, Inc. (a)	1,285,580	91,148
Best Buy Co., Inc.	284,734	7,782
Fast Retailing Co. Ltd.	62,900	21,229
Five Below, Inc.	812,507	29,868
Francescas Holdings Corp. (a)	154,703	4,299
GNC Holdings, Inc.	229,131	10,130
Home Depot, Inc.	1,127,961	87,383
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	21,324
O'Reilly Automotive, Inc. (a)	132,419	14,913
Ross Stores, Inc.	1,298,551	84,159
Tile Shop Holdings, Inc. (a)	121,500	3,519
TJX Companies, Inc.	8,420,696	421,540
Tractor Supply Co.	82,212	9,669
Urban Outfitters, Inc. (a)	1,111,800	44,717
		851,680
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
China Hongxing Sports Ltd. (a)	6,000,000	$ 544
ECLAT Textile Co. Ltd.	518,000	3,828
Michael Kors Holdings Ltd. (a)	574,293	35,618
NIKE, Inc. Class B	3,411,389	217,237
PVH Corp.	96,689	12,091
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	1,150,335	68,687
VF Corp.	69,947	13,504
		351,509
TOTAL CONSUMER DISCRETIONARY		4,506,753
CONSUMER STAPLES - 9.3%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	1,184,382	106,902
Boston Beer Co., Inc. Class A (a)(e)	124,488	21,243
Coca-Cola Icecek A/S	331,281	9,533
The Coca-Cola Co.	12,593,241	505,115
		642,793
Food & Staples Retailing - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	28,700	1,703
Costco Wholesale Corp.	1,596,125	176,484
CVS Caremark Corp.	3,013,977	172,339
Fairway Group Holdings Corp. (e)	49,998	1,208
Jeronimo Martins SGPS SA	204,700	4,314
Kroger Co.	222,260	7,677
Tesco PLC	1,596,922	8,049
Wal-Mart Stores, Inc.	3,203,345	238,617
Whole Foods Market, Inc.	46,646	2,401
		612,792
Food Products - 0.5%
Associated British Foods PLC	1,621,720	42,795
Green Mountain Coffee Roasters, Inc. (a)	64,518	4,843
Mondelez International, Inc.	1,898,843	54,174
Orion Corp.	5,242	4,373
Want Want China Holdings Ltd.	6,220,000	8,757
		114,942
Household Products - 2.1%
Colgate-Palmolive Co.	6,230,312	356,935
Kimberly-Clark Corp.	437,227	42,472
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	697,705	$ 53,716
Reckitt Benckiser Group PLC	156,611	11,071
		464,194
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	3,518,544	231,415
L'Oreal SA	70,901	11,651
		243,066
TOTAL CONSUMER STAPLES		2,077,787
ENERGY - 4.9%
Energy Equipment & Services - 0.0%
Cameron International Corp. (a)	192,100	11,749
Schlumberger Ltd.	27,794	1,992
		13,741
Oil, Gas & Consumable Fuels - 4.9%
Americas Petrogas, Inc. (a)(g)	836,000	707
Anadarko Petroleum Corp.	1,463,288	125,740
Birchcliff Energy Ltd. (a)	621,900	4,825
Birchcliff Energy Ltd. (a)(g)	900,000	6,983
Cabot Oil & Gas Corp.	307,790	21,859
Canadian Natural Resources Ltd.	9,076	256
Cobalt International Energy, Inc. (a)	926,862	24,627
Concho Resources, Inc. (a)	98,980	8,287
Continental Resources, Inc. (a)	254,680	21,918
EOG Resources, Inc.	1,400,964	184,479
EQT Corp.	94,891	7,531
Frontline 2012 Ltd. (a)(g)	567,510	3,457
GoviEx Uranium, Inc. (a)(i)	3,477,000	9,110
Madalena Ventures, Inc. (a)(g)	2,200,000	586
Marathon Petroleum Corp.	587,691	41,761
Murphy Oil Corp.	365,200	22,237
Noble Energy, Inc.	7,989,400	479,684
Oasis Petroleum, Inc. (a)	57,801	2,247
Phillips 66	598,826	35,277
Pioneer Natural Resources Co.	175,619	25,421
Rooster Energy Ltd. (a)(f)	9,425,000	7,169
TAG Oil Ltd. (a)(g)	322,900	912
Tourmaline Oil Corp. (a)	1,050,600	42,086
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tourmaline Oil Corp. (a)(g)	303,400	$ 12,154
TransAtlantic Petroleum Ltd. (a)(g)	325,400	225
		1,089,538
TOTAL ENERGY		1,103,279
FINANCIALS - 16.5%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	490,939	39,707
BlackRock, Inc. Class A	356,102	91,465
Charles Schwab Corp.	680,243	14,442
Morgan Stanley	1,910,377	46,671
Oaktree Capital Group LLC Class A	477,276	25,081
T. Rowe Price Group, Inc.	251,466	18,395
WisdomTree Investments, Inc. (a)	391,249	4,527
		240,288
Commercial Banks - 5.0%
Bank of Ireland (a)	320,846,128	65,100
HDFC Bank Ltd. sponsored ADR	369,421	13,388
M&T Bank Corp.	534,534	59,734
Metro Bank PLC Class A (a)(i)	239,350	3,640
PNC Financial Services Group, Inc.	1,321,592	96,370
PT Bank Rakyat Indonesia Tbk	2,097,500	1,638
Shinsei Bank Ltd.	4,932,000	11,200
U.S. Bancorp	5,382,665	194,583
Wells Fargo & Co.	15,977,294	659,383
		1,105,036
Consumer Finance - 1.1%
American Express Co.	3,182,122	237,895
Diversified Financial Services - 1.7%
Citigroup, Inc.	5,472,080	262,496
IntercontinentalExchange, Inc. (a)(e)	169,214	30,079
JPMorgan Chase & Co.	1,416,111	74,756
Kotak Mahindra Bank Ltd.	862,436	10,462
ORIX Corp.	751,900	10,261
		388,054
Insurance - 6.8%
ACE Ltd.	1,763,013	157,754
Admiral Group PLC	857,200	17,301
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
AIA Group Ltd.	17,410,000	$ 73,738
Berkshire Hathaway, Inc. Class A (a)	5,501	927,469
Direct Line Insurance Group PLC	3,926,200	13,914
esure Group PLC	2,624,092	12,967
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,600	9,674
Marsh & McLennan Companies, Inc.	1,282,141	51,183
Prudential PLC	697,271	11,381
The Chubb Corp.	1,789,711	151,499
The Travelers Companies, Inc.	1,164,314	93,052
		1,519,932
Real Estate Investment Trusts - 0.5%
American Tower Corp.	1,575,533	115,282
Simon Property Group, Inc.	31,109	4,913
		120,195
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	516,800	4,621
Kennedy-Wilson Holdings, Inc.	30,568	509
Realogy Holdings Corp.	818,799	39,335
		44,465
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd. (a)	734,578	10,847
TOTAL FINANCIALS		3,666,712
HEALTH CARE - 12.8%
Biotechnology - 5.1%
Aegerion Pharmaceuticals, Inc. (a)	22,157	1,403
Alnylam Pharmaceuticals, Inc. (a)	136,930	4,246
Amgen, Inc.	2,072,673	204,490
Biogen Idec, Inc. (a)	2,163,554	465,597
BioMarin Pharmaceutical, Inc. (a)	311,945	17,403
Bluebird Bio, Inc.	138,498	3,458
Bluebird Bio, Inc.	245,632	5,520
Celgene Corp. (a)	334,055	39,054
Celldex Therapeutics, Inc. (a)	349,134	5,450
CSL Ltd.	214,597	12,086
Gilead Sciences, Inc. (a)	3,458,652	177,118
Intercept Pharmaceuticals, Inc.	150,000	6,726
KYTHERA Biopharmaceuticals, Inc. (f)	1,544,335	41,774
Light Sciences Oncology, Inc. (a)	2,708,254	160
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)(f)	1,090,900	$ 14,978
Puma Biotechnology, Inc. (a)	676,923	30,035
Regeneron Pharmaceuticals, Inc. (a)	262,150	58,952
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	75
Verastem, Inc. (a)	575,000	7,981
Vertex Pharmaceuticals, Inc. (a)	391,812	31,294
		1,127,800
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	1,736,293	60,562
Becton, Dickinson & Co.	59,298	5,860
Boston Scientific Corp. (a)	4,269,840	39,581
C.R. Bard, Inc.	41,200	4,478
CareFusion Corp. (a)	312,094	11,501
Covidien PLC	836,022	52,536
High Power Exploration (a)	58,562	94
Intuitive Surgical, Inc. (a)	10,936	5,540
Medtronic, Inc.	858,469	44,185
ResMed, Inc. (e)	414,669	18,714
St. Jude Medical, Inc.	54,100	2,469
Stryker Corp.	755,275	48,851
The Cooper Companies, Inc.	97,068	11,556
		305,927
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	521,716	29,127
Catamaran Corp. (a)	43,600	2,122
CIGNA Corp.	697,761	50,581
DaVita, Inc. (a)	274,270	33,132
Henry Schein, Inc. (a)	265,992	25,469
McKesson Corp.	297,757	34,093
UnitedHealth Group, Inc.	2,164,483	141,730
		316,254
Health Care Technology - 0.7%
Cerner Corp. (a)	1,709,499	164,266
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SA	2,163	457
Fluidigm Corp. (a)(i)	112,607	1,966
Mettler-Toledo International, Inc. (a)	586,723	118,049
PAREXEL International Corp. (a)	395,471	18,168
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.	674,958	$ 57,122
Waters Corp. (a)	197,108	19,721
		215,483
Pharmaceuticals - 3.2%
AbbVie, Inc.	4,058,847	167,793
Actavis, Inc. (a)	111,756	14,106
Astellas Pharma, Inc.	45,300	2,461
Bayer AG	1,173,033	125,097
Eli Lilly & Co.	347,219	17,055
Johnson & Johnson	2,272,846	195,147
Novo Nordisk A/S Series B	365,691	56,851
Perrigo Co.	393,501	47,614
Salix Pharmaceuticals Ltd. (a)	85,130	5,631
Sanofi SA	230,947	23,875
Valeant Pharmaceuticals International, Inc. (Canada) (a)	584,012	50,355
Zoetis, Inc. Class A	246,700	7,621
		713,606
TOTAL HEALTH CARE		2,843,336
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	534,843	42,434
Precision Castparts Corp.	111,491	25,198
United Technologies Corp.	299,223	27,810
		95,442
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	107,993	9,339
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	498,413	25,683
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	304,072	11,780
Commercial Services & Supplies - 0.5%
Edenred SA	572,748	17,520
Stericycle, Inc. (a)	734,715	81,135
Swisher Hygiene, Inc. (a)	1,395,310	1,200
		99,855
Electrical Equipment - 0.2%
Eaton Corp. PLC	246,865	16,246
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Generac Holdings, Inc.	237,899	$ 8,805
Roper Industries, Inc.	67,017	8,325
		33,376
Industrial Conglomerates - 1.1%
3M Co.	713,345	78,004
Danaher Corp.	2,687,691	170,131
		248,135
Machinery - 0.5%
Chart Industries, Inc. (a)	31,319	2,947
Illinois Tool Works, Inc.	951,263	65,799
Kubota Corp.	749,000	10,900
PACCAR, Inc.	76,595	4,110
Proto Labs, Inc. (a)	124,606	8,096
Snap-On, Inc.	190,743	17,049
		108,901
Professional Services - 0.4%
Experian PLC	2,386,840	41,494
Intertek Group PLC	214,900	9,554
On Assignment, Inc. (a)	390,830	10,443
Verisk Analytics, Inc. (a)	550,756	32,880
		94,371
Road & Rail - 2.3%
Canadian Pacific Railway Ltd. (e)	1,591,232	192,954
Hertz Global Holdings, Inc. (a)	1,495,658	37,092
J.B. Hunt Transport Services, Inc.	416,930	30,119
Union Pacific Corp.	1,613,566	248,941
		509,106
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (g)	320,800	8,851
Class A	1,139,842	31,448
W.W. Grainger, Inc.	376,600	94,971
		135,270
TOTAL INDUSTRIALS		1,371,258
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 0.3%
QUALCOMM, Inc.	1,138,494	69,539
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.6%
Apple, Inc.	1,966,827	$ 779,021
Hewlett-Packard Co.	480,428	11,915
Stratasys Ltd. (a)	28,049	2,349
		793,285
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	2,653,250	206,794
Internet Software & Services - 9.8%
Angie's List, Inc. (a)(e)	98,337	2,611
Constant Contact, Inc. (a)	269,612	4,333
Cornerstone OnDemand, Inc. (a)	567,648	24,573
Dropbox, Inc. (i)	1,289,836	12,898
eBay, Inc. (a)	4,224,192	218,475
Facebook, Inc. Class A (a)	6,282,745	156,189
Google, Inc. Class A (a)	1,582,927	1,393,552
LinkedIn Corp. (a)	697,580	124,379
Marketo, Inc.	33,400	831
Responsys, Inc. (a)	500,000	7,155
Shutterstock, Inc.	14,500	809
SPS Commerce, Inc. (a)(f)	1,000,000	55,000
Tencent Holdings Ltd.	59,100	2,318
Textura Corp.	17,300	450
Trulia, Inc. (e)	271,076	8,428
Yahoo!, Inc. (a)	6,962,276	174,823
Zillow, Inc. (a)(e)	23,976	1,350
		2,188,174
IT Services - 5.4%
Accenture PLC Class A	2,784,448	200,369
Alliance Data Systems Corp. (a)(e)	355,888	64,426
CGI Group, Inc. Class A (sub. vtg.) (a)	782,650	22,921
Fidelity National Information Services, Inc.	1,092,994	46,824
Fiserv, Inc. (a)	378,923	33,122
FleetCor Technologies, Inc. (a)	113,887	9,259
Gartner, Inc. Class A (a)	129,400	7,375
IBM Corp.	10,578	2,022
MasterCard, Inc. Class A	625,519	359,361
Visa, Inc. Class A	2,516,026	459,804
		1,205,483
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (a)(e)	2,662,287	10,862
ARM Holdings PLC sponsored ADR	1,431,215	51,781
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	168,883	$ 13,359
Samsung Electronics Co. Ltd.	31,145	36,587
		112,589
Software - 2.5%
Activision Blizzard, Inc.	1,455,453	20,755
Adobe Systems, Inc. (a)	660,387	30,087
CA Technologies, Inc.	262,256	7,508
CommVault Systems, Inc. (a)	347,924	26,404
Concur Technologies, Inc. (a)(e)	904,631	73,619
Infoblox, Inc. (a)	35,674	1,044
Mu Sigma, Inc. (i)	619,826	11,157
NetSuite, Inc. (a)	888,227	81,486
salesforce.com, Inc. (a)	3,517,888	134,313
ServiceNow, Inc.	755,985	30,534
SolarWinds, Inc. (a)	385,725	14,970
Splunk, Inc. (a)	693,964	32,172
Symantec Corp.	1,443,578	32,437
Trion World Network, Inc. warrants 8/10/17 (a)(i)	18,952	0*
Ultimate Software Group, Inc. (a)	204,260	23,958
Workday, Inc. Class A	659,693	42,280
		562,724
TOTAL INFORMATION TECHNOLOGY		5,138,588
MATERIALS - 3.3%
Chemicals - 2.1%
Eastman Chemical Co.	257,026	17,994
Ecolab, Inc.	1,060,465	90,341
Filtrona PLC	1,864,886	19,897
FMC Corp.	103,541	6,322
LyondellBasell Industries NV Class A	489,642	32,444
Mexichem S.A.B. de CV	321,545	1,340
Monsanto Co.	1,229,563	121,481
PPG Industries, Inc.	501,559	73,433
Sherwin-Williams Co.	385,672	68,110
Syngenta AG (Switzerland)	76,827	29,959
Valspar Corp.	115,944	7,498
W.R. Grace & Co. (a)	106,500	8,950
		477,769
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.0%
Eagle Materials, Inc.	154,515	$ 10,240
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	334,365	33,396
Metals & Mining - 0.8%
Altius Minerals Corp. (a)	98,200	889
Argonaut Gold, Inc. (a)	234,500	1,269
B2Gold Corp. (a)	12,118,232	25,810
B2Gold Corp. (a)(g)	660,000	1,406
Colossus Minerals, Inc. (a)	473,000	549
Dalradian Resources, Inc. (a)	1,429,030	788
Dalradian Resources, Inc. (a)(g)	1,000,000	551
Franco-Nevada Corp.	2,474,761	88,594
Franco-Nevada Corp. warrants 6/16/17 (a)(g)	62,150	201
Ivanplats Ltd. (g)	3,792,299	5,517
New Gold, Inc. (a)	897,186	5,809
Pilot Gold, Inc. (a)	2,778,800	2,114
Premier Gold Mines Ltd. (a)	1,206,000	2,098
Premier Gold Mines Ltd. (a)(g)	900,000	1,566
Primero Mining Corp. (a)	74,400	332
Tahoe Resources, Inc. (a)	409,500	5,806
Tahoe Resources, Inc. (a)(g)	1,074,200	15,229
Turquoise Hill Resources Ltd. (a)	2,922,623	17,341
		175,869
Paper & Forest Products - 0.2%
International Paper Co.	985,734	43,678
TOTAL MATERIALS		740,952
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.) (e)	313,500	12,281
SoftBank Corp.	249,800	14,541
		26,822
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	99,825	9,114
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.0%
YTL Corp. Bhd	16,110,626	$ 8,465
TOTAL UTILITIES		17,579
TOTAL COMMON STOCKS (Cost $14,624,294)		21,493,066
Convertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (i)	5,575,412	25,758
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	165,366	845
TOTAL CONSUMER DISCRETIONARY		26,603
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (i)	516,522	7,040
Health Care Technology - 0.1%
Castlight Health, Inc. Series D (a)(i)	1,325,100	10,548
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (i)	10,369,703	18,400
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(i)	3,363,446	16,518
TOTAL HEALTH CARE		52,506
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(i)	299,518	2,995
Software - 0.0%
Trion World Network, Inc.:
8.00% (i)	50,840	218
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series C, 8.00% (a)(i)	602,295	$ 2,578
Series C-1, 8.00% (a)(i)	47,380	203
		2,999
TOTAL INFORMATION TECHNOLOGY		5,994
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $85,767)		85,103
Nonconvertible Bonds - 0.0%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (i)		$ 362	362
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	4,715
TOTAL NONCONVERTIBLE BONDS (Cost $5,069)			5,077
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	704,871,801	704,872
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	279,216,741	279,217
TOTAL MONEY MARKET FUNDS (Cost $984,089)		984,089
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $15,699,219)		22,567,335
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(293,955)
NET ASSETS - 100%		$ 22,273,380
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,345,000 or 0.3% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $144,115,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 16,518
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 25,758
Castlight Health, Inc. Series D	4/25/12	$ 7,999
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 362
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Intarcia Therapeutics, Inc.	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12	$ 3,791
Mu Sigma, Inc.	12/21/12	$ 15,000
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 267
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 370
Fidelity Securities Lending Cash Central Fund	1,178
Total	$ 1,548
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KYTHERA Biopharmaceuticals, Inc.	$ 42,491	$ -	$ -	$ -	$ 41,774
OvaScience, Inc.	9,131	-	-	-	14,978
Rooster Energy Ltd.	5,188	-	195	-	7,169
Skope Energy, Inc.	51	-	-	-	-
SPS Commerce, Inc.	37,270	-	-	-	55,000
Total	$ 94,131	$ -	$ 195	$ -	$ 118,921
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,533,356	$ 4,388,852	$ 97,478	$ 47,026
Consumer Staples	2,077,787	2,077,787	-	-
Energy	1,103,279	1,094,169	-	9,110
Financials	3,666,712	3,565,130	97,942	3,640
Health Care	2,895,842	2,754,300	88,782	52,760
Industrials	1,371,258	1,360,358	10,900	-
Information Technology	5,144,582	5,114,533	-	30,049
Materials	740,952	710,993	29,959	-
Telecommunication Services	26,822	12,281	14,541	-
Utilities	17,579	17,579	-	-
Corporate Bonds	5,077	-	4,715	362
Money Market Funds	984,089	984,089	-	-
Total Investments in Securities:	$ 22,567,335	$ 22,080,071	$ 344,317	$ 142,947

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 547,251
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.7%
Canada	2.8%
Ireland	1.7%
United Kingdom	1.1%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $270,806) - See accompanying schedule: Unaffiliated issuers (cost $14,657,962)	$ 21,464,325
Fidelity Central Funds (cost $984,089)	984,089
Other affiliated issuers (cost $57,168)	118,921
Total Investments (cost $15,699,219)		$ 22,567,335
Cash		579
Foreign currency held at value (cost $1,536)		1,536
Receivable for investments sold		104,103
Receivable for fund shares sold		41,732
Dividends receivable		12,378
Interest receivable		481
Distributions receivable from Fidelity Central Funds		253
Other receivables		441
Total assets		22,728,838

Liabilities
Payable for investments purchased	$ 117,188
Payable for fund shares redeemed	41,961
Accrued management fee	7,746
Distribution and service plan fees payable	4,907
Other affiliated payables	3,927
Other payables and accrued expenses	512
Collateral on securities loaned, at value	279,217
Total liabilities		455,458

Net Assets		$ 22,273,380
Net Assets consist of:
Paid in capital		$ 15,016,816
Undistributed net investment income		8,045
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		380,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,868,086
Net Assets		$ 22,273,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,302,573 ÷ 288,181 shares)	$ 25.34

Maximum offering price per share (100/94.25 of $25.34)	$ 26.89
Class T: Net Asset Value and redemption price per share ($1,940,676 ÷ 77,715 shares)	$ 24.97

Maximum offering price per share (100/96.50 of $24.97)	$ 25.88
Class B: Net Asset Value and offering price per share ($197,795 ÷ 8,341 shares)A	$ 23.71

Class C: Net Asset Value and offering price per share ($2,867,716 ÷ 120,203 shares)A	$ 23.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,964,620 ÷ 388,051 shares)	$ 25.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 124,683
Interest		221
Income from Fidelity Central Funds		1,548
Total income		126,452

Expenses
Management fee Basic fee	$ 62,133
Performance adjustment	(6,682)
Transfer agent fees	21,883
Distribution and service plan fees	28,559
Accounting and security lending fees	918
Custodian fees and expenses	287
Independent trustees' compensation	67
Registration fees	246
Audit	67
Legal	21
Miscellaneous	121
Total expenses before reductions	107,620
Expense reductions	(402)	107,218
Net investment income (loss)		19,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	818,754
Other affiliated issuers	(7,735)
Foreign currency transactions	(805)
Total net realized gain (loss)		810,214
Change in net unrealized appreciation (depreciation) on: Investment securities	1,541,722
Assets and liabilities in foreign currencies	(29)
Total change in net unrealized appreciation (depreciation)		1,541,693
Net gain (loss)		2,351,907
Net increase (decrease) in net assets resulting from operations		$ 2,371,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,234	$ 24,500
Net realized gain (loss)	810,214	861,402
Change in net unrealized appreciation (depreciation)	1,541,693	1,859,092
Net increase (decrease) in net assets resulting from operations	2,371,141	2,744,994
Distributions to shareholders from net investment income	-	(8,962)
Distributions to shareholders from net realized gain	-	(86,291)
Total distributions	-	(95,253)
Share transactions - net increase (decrease)	(1,005,128)	1,197,565
Total increase (decrease) in net assets	1,366,013	3,847,306

Net Assets
Beginning of period	20,907,367	17,060,061
End of period (including undistributed net investment income of $8,045 and accumulated net investment loss of $11,189, respectively)	$ 22,273,380	$ 20,907,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 19.72	$ 19.96	$ 17.24	$ 13.36	$ 21.65
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.05)	(.05)	- K	.05
Net realized and unrealized gain (loss)	2.57	3.09	(.15)	2.81	3.89	(8.22)
Total from investment operations	2.59	3.12	(.20)	2.76	3.89	(8.17)
Distributions from net investment income	-	-	-	-	-	- K
Distributions from net realized gain	-	(.09)	(.04)	(.04)	(.01)	(.12)
Total distributions	-	(.09)	(.04)	(.04)	(.01)	(.12)
Net asset value, end of period	$ 25.34	$ 22.75	$ 19.72	$ 19.96	$ 17.24	$ 13.36
Total Return B, C, D	11.38%	15.84%	(1.04)%	16.07%	29.12%	(37.92)%
Ratios to Average Net Assets F, I
Expenses before reductions	.96% A	1.01%	1.08%	1.14%	1.19%	1.10%
Expenses net of fee waivers, if any	.96% A	1.01%	1.08%	1.14%	1.19%	1.10%
Expenses net of all reductions	.96% A	1.00%	1.07%	1.13%	1.18%	1.10%
Net investment income (loss)	.17% A	.13%	(.23)%	(.28)%	-% H	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 7,303	$ 6,459	$ 5,809	$ 5,603	$ 4,265	$ 2,614
Portfolio turnover rate G	42% A	47%	58%	47% J	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.44	$ 19.46	$ 19.74	$ 17.08	$ 13.26	$ 21.56
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.10)	(.09)	(.04)	- J
Net realized and unrealized gain (loss)	2.54	3.04	(.14)	2.78	3.86	(8.18)
Total from investment operations	2.53	3.02	(.24)	2.69	3.82	(8.18)
Distributions from net realized gain	-	(.04)	(.04)	(.03)	-	(.12)
Net asset value, end of period	$ 24.97	$ 22.44	$ 19.46	$ 19.74	$ 17.08	$ 13.26
Total Return B, C, D	11.27%	15.52%	(1.25)%	15.81%	28.81%	(38.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.25%	1.32%	1.38%	1.45%	1.34%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.32%	1.38%	1.45%	1.34%
Expenses net of all reductions	1.20% A	1.24%	1.32%	1.38%	1.44%	1.34%
Net investment income (loss)	(.07)% A	(.11)%	(.48)%	(.52)%	(.25)%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,941	$ 1,795	$ 1,640	$ 1,756	$ 1,557	$ 1,254
Portfolio turnover rate G	42% A	47%	58%	47% I	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.37	$ 18.60	$ 18.95	$ 16.49	$ 12.88	$ 21.04
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.20)	(.19)	(.11)	(.10)
Net realized and unrealized gain (loss)	2.41	2.91	(.15)	2.68	3.72	(7.94)
Total from investment operations	2.34	2.77	(.35)	2.49	3.61	(8.04)
Distributions from net realized gain	-	-	-	(.03)	-	(.12)
Net asset value, end of period	$ 23.71	$ 21.37	$ 18.60	$ 18.95	$ 16.49	$ 12.88
Total Return B, C, D	10.95%	14.89%	(1.85)%	15.14%	28.03%	(38.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.82%	1.89%	1.96%	2.01%	1.91%
Expenses net of fee waivers, if any	1.77% A	1.82%	1.89%	1.96%	2.00%	1.91%
Expenses net of all reductions	1.77% A	1.81%	1.89%	1.95%	1.99%	1.91%
Net investment income (loss)	(.64)% A	(.68)%	(1.05)%	(1.10)%	(.81)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 239	$ 309	$ 410	$ 401	$ 313
Portfolio turnover rate G	42% A	47%	58%	47% I	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.49	$ 18.70	$ 19.03	$ 16.55	$ 12.92	$ 21.10
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.19)	(.17)	(.11)	(.09)
Net realized and unrealized gain (loss)	2.44	2.92	(.14)	2.68	3.74	(7.97)
Total from investment operations	2.37	2.79	(.33)	2.51	3.63	(8.06)
Distributions from net realized gain	-	-	-	(.03)	-	(.12)
Net asset value, end of period	$ 23.86	$ 21.49	$ 18.70	$ 19.03	$ 16.55	$ 12.92
Total Return B, C, D	11.03%	14.92%	(1.73)%	15.21%	28.10%	(38.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.75%	1.83%	1.88%	1.95%	1.85%
Expenses net of fee waivers, if any	1.71% A	1.75%	1.83%	1.88%	1.95%	1.85%
Expenses net of all reductions	1.70% A	1.75%	1.82%	1.88%	1.94%	1.85%
Net investment income (loss)	(.58)% A	(.62)%	(.98)%	(1.02)%	(.76)%	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,868	$ 2,515	$ 2,133	$ 2,138	$ 1,799	$ 1,355
Portfolio turnover rate G	42% A	47%	58%	47% I	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.02	$ 19.96	$ 20.14	$ 17.39	$ 13.49	$ 21.84
Income from Investment Operations
Net investment income (loss) D	.05	.09	.01	(.01)	.03	.09
Net realized and unrealized gain (loss)	2.61	3.12	(.15)	2.85	3.93	(8.30)
Total from investment operations	2.66	3.21	(.14)	2.84	3.96	(8.21)
Distributions from net investment income	-	(.02)	-	-	(.02)	(.02)
Distributions from net realized gain	-	(.13)	(.04)	(.09)	(.04)	(.12)
Total distributions	-	(.15)	(.04)	(.09)	(.06)	(.14)
Net asset value, end of period	$ 25.68	$ 23.02	$ 19.96	$ 20.14	$ 17.39	$ 13.49
Total Return B, C	11.56%	16.11%	(.73)%	16.34%	29.37%	(37.76)%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.74%	.81%	.89%	.96%	.86%
Expenses net of fee waivers, if any	.70% A	.74%	.81%	.89%	.96%	.86%
Expenses net of all reductions	.70% A	.74%	.81%	.89%	.95%	.85%
Net investment income (loss)	.43% A	.39%	.03%	(.04)%	.24%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 9,965	$ 9,898	$ 7,169	$ 5,898	$ 4,225	$ 2,793
Portfolio turnover rate F	42% A	47%	58%	47% H	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In June 2013, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,949,829
Gross unrealized depreciation	(214,303)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,735,526

Tax cost	$ 15,831,809

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (5,939)
2017	(149,558)
2018	(113,112)
Total with expiration	$ (268,609)

The Fund acquired $5,939 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,979 per year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,498,619 and $5,759,701, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,835	$ 376
Class T	.25%	.25%	4,803	60
Class B	.75%	.25%	1,103	832
Class C	.75%	.25%	13,818	2,370
			$ 28,559	$ 3,638

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 739
Class T	100
Class B*	120
Class C*	98
$ 1,057

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,043.20
Class T	1,835.19
Class B	287.26
Class C	2,738.20
Institutional Class	9,980.19
	$ 21,883

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $76 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $13,345. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,178, including $38 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $401 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred and fourteen dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ -	$ -
Class T	-	-
Class B	-	-
Class C	-	-
Institutional Class	-	8,962
Total	$ -	$ 8,962
From net realized gain
Class A	$ -	$ 26,405
Class T	-	3,128
Class B	-	-
Class C	-	-
Institutional Class	-	56,758
Total	$ -	$ 86,291

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	33,389	69,742	$ 821,000	$ 1,537,976
Reinvestment of distributions	-	1,068	-	24,021
Shares redeemed	(29,186)	(81,404)	(718,724)	(1,797,007)
Net increase (decrease)	4,203	(10,594)	$ 102,276	$ (235,010)
Class T
Shares sold	5,782	13,706	$ 140,373	$ 297,340
Reinvestment of distributions	-	128	-	2,849
Shares redeemed	(8,046)	(18,113)	(195,488)	(394,342)
Net increase (decrease)	(2,264)	(4,279)	$ (55,115)	$ (94,153)
Class B
Shares sold	120	265	$ 2,779	$ 5,463
Reinvestment of distributions	-	-	-	-
Shares redeemed	(2,985)	(5,694)	(68,318)	(118,394)
Net increase (decrease)	(2,865)	(5,429)	$ (65,539)	$ (112,931)
Class C
Shares sold	11,458	22,815	$ 266,026	$ 474,829
Reinvestment of distributions	-	-	-	-
Shares redeemed	(8,277)	(19,869)	(192,342)	(414,007)
Net increase (decrease)	3,181	2,946	$ 73,684	$ 60,822
Institutional Class
Shares sold	62,956	143,736	$ 1,570,145	$ 3,208,589
Reinvestment of distributions	-	2,421	-	55,102
Shares redeemed	(104,905)	(75,358)	(2,630,579)	(1,684,854)
Net increase (decrease)	(41,949)	70,799	$ (1,060,434)	$ 1,578,837

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIF-USAN-0813
1.803541.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor ®

New Insights

Fund - Institutional Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.96%
Actual		$ 1,000.00	$ 1,113.80	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class T	1.20%
Actual		$ 1,000.00	$ 1,112.70	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.77%
Actual		$ 1,000.00	$ 1,109.50	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.71%
Actual		$ 1,000.00	$ 1,110.30	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,115.60	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	6.3	5.3
Berkshire Hathaway, Inc. Class A	4.2	3.5
Apple, Inc.	3.5	7.0
Wells Fargo & Co.	3.0	2.5
The Walt Disney Co.	2.4	2.3
The Coca-Cola Co.	2.3	2.4
Noble Energy, Inc.	2.2	2.0
Biogen Idec, Inc.	2.1	1.5
Visa, Inc. Class A	2.1	1.9
TJX Companies, Inc.	1.9	1.7
	30.0
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.1	27.7
Consumer Discretionary	20.3	19.7
Financials	16.5	13.0
Health Care	13.1	12.5
Consumer Staples	9.3	9.1
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 96.5%		Stocks 97.8%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 0.4%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.1%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	10.3%	** Foreign investments	12.5%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.2%
Auto Components - 0.1%
Delphi Automotive PLC	528,082	$ 26,768
Automobiles - 0.6%
Honda Motor Co. Ltd.	586,400	21,784
Tesla Motors, Inc. (a)	704,559	75,691
Toyota Motor Corp.	597,800	36,058
		133,533
Distributors - 0.1%
LKQ Corp. (a)	1,072,800	27,625
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	392,734	143,093
Chuys Holdings, Inc.	76,305	2,926
Dunkin' Brands Group, Inc.	1,709,800	73,214
InterContinental Hotel Group PLC	66,759	1,835
Las Vegas Sands Corp.	255,696	13,534
Marriott International, Inc. Class A	111,485	4,501
McDonald's Corp.	1,794,254	177,631
Noodles & Co.	168,400	6,189
Paddy Power PLC (Ireland)	134,600	11,549
Starbucks Corp.	3,139,320	205,594
Tim Hortons, Inc. (Canada)	2,111,300	114,187
		754,253
Household Durables - 1.3%
D.R. Horton, Inc.	4,662,022	99,208
Lennar Corp. Class A	2,067,391	74,509
PulteGroup, Inc. (a)	4,984,459	94,555
SodaStream International Ltd. (a)	21,268	1,545
Whirlpool Corp.	177,461	20,294
		290,111
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	1,422,322	394,965
ASOS PLC (a)	228,095	14,033
Liberty Media Corp.:
Interactive Series A (a)	612,634	14,097
Series A (a)	30,371	2,582
Netflix, Inc. (a)	105,968	22,369
priceline.com, Inc. (a)	208,860	172,754
Rakuten, Inc.	1,401,400	16,572
TripAdvisor, Inc. (a)	2,041,689	124,278
		761,650
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Mattel, Inc.	106,856	$ 4,842
Polaris Industries, Inc.	162,751	15,461
		20,303
Media - 5.7%
CBS Corp. Class B	283,766	13,868
Charter Communications, Inc. Class A (a)	248,076	30,724
Comcast Corp. Class A	4,344,590	181,951
DIRECTV (a)	721,726	44,473
Discovery Communications, Inc. (a)	3,973,100	306,763
Legend Pictures LLC (a)(h)(i)	11,303	19,029
Liberty Global PLC Class A (a)	693,256	51,356
Liberty Media Corp. Class A (a)	550,348	69,762
Omnicom Group, Inc.	396,526	24,930
Rightmove PLC	77,383	2,453
Starz - Liberty Capital Series A (a)	213,697	4,723
The Walt Disney Co.	8,263,296	521,827
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	850
		1,272,709
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	84,339	4,288
Macy's, Inc.	256,746	12,324
		16,612
Specialty Retail - 3.8%
Bed Bath & Beyond, Inc. (a)	1,285,580	91,148
Best Buy Co., Inc.	284,734	7,782
Fast Retailing Co. Ltd.	62,900	21,229
Five Below, Inc.	812,507	29,868
Francescas Holdings Corp. (a)	154,703	4,299
GNC Holdings, Inc.	229,131	10,130
Home Depot, Inc.	1,127,961	87,383
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	21,324
O'Reilly Automotive, Inc. (a)	132,419	14,913
Ross Stores, Inc.	1,298,551	84,159
Tile Shop Holdings, Inc. (a)	121,500	3,519
TJX Companies, Inc.	8,420,696	421,540
Tractor Supply Co.	82,212	9,669
Urban Outfitters, Inc. (a)	1,111,800	44,717
		851,680
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
China Hongxing Sports Ltd. (a)	6,000,000	$ 544
ECLAT Textile Co. Ltd.	518,000	3,828
Michael Kors Holdings Ltd. (a)	574,293	35,618
NIKE, Inc. Class B	3,411,389	217,237
PVH Corp.	96,689	12,091
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	1,150,335	68,687
VF Corp.	69,947	13,504
		351,509
TOTAL CONSUMER DISCRETIONARY		4,506,753
CONSUMER STAPLES - 9.3%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	1,184,382	106,902
Boston Beer Co., Inc. Class A (a)(e)	124,488	21,243
Coca-Cola Icecek A/S	331,281	9,533
The Coca-Cola Co.	12,593,241	505,115
		642,793
Food & Staples Retailing - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	28,700	1,703
Costco Wholesale Corp.	1,596,125	176,484
CVS Caremark Corp.	3,013,977	172,339
Fairway Group Holdings Corp. (e)	49,998	1,208
Jeronimo Martins SGPS SA	204,700	4,314
Kroger Co.	222,260	7,677
Tesco PLC	1,596,922	8,049
Wal-Mart Stores, Inc.	3,203,345	238,617
Whole Foods Market, Inc.	46,646	2,401
		612,792
Food Products - 0.5%
Associated British Foods PLC	1,621,720	42,795
Green Mountain Coffee Roasters, Inc. (a)	64,518	4,843
Mondelez International, Inc.	1,898,843	54,174
Orion Corp.	5,242	4,373
Want Want China Holdings Ltd.	6,220,000	8,757
		114,942
Household Products - 2.1%
Colgate-Palmolive Co.	6,230,312	356,935
Kimberly-Clark Corp.	437,227	42,472
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	697,705	$ 53,716
Reckitt Benckiser Group PLC	156,611	11,071
		464,194
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	3,518,544	231,415
L'Oreal SA	70,901	11,651
		243,066
TOTAL CONSUMER STAPLES		2,077,787
ENERGY - 4.9%
Energy Equipment & Services - 0.0%
Cameron International Corp. (a)	192,100	11,749
Schlumberger Ltd.	27,794	1,992
		13,741
Oil, Gas & Consumable Fuels - 4.9%
Americas Petrogas, Inc. (a)(g)	836,000	707
Anadarko Petroleum Corp.	1,463,288	125,740
Birchcliff Energy Ltd. (a)	621,900	4,825
Birchcliff Energy Ltd. (a)(g)	900,000	6,983
Cabot Oil & Gas Corp.	307,790	21,859
Canadian Natural Resources Ltd.	9,076	256
Cobalt International Energy, Inc. (a)	926,862	24,627
Concho Resources, Inc. (a)	98,980	8,287
Continental Resources, Inc. (a)	254,680	21,918
EOG Resources, Inc.	1,400,964	184,479
EQT Corp.	94,891	7,531
Frontline 2012 Ltd. (a)(g)	567,510	3,457
GoviEx Uranium, Inc. (a)(i)	3,477,000	9,110
Madalena Ventures, Inc. (a)(g)	2,200,000	586
Marathon Petroleum Corp.	587,691	41,761
Murphy Oil Corp.	365,200	22,237
Noble Energy, Inc.	7,989,400	479,684
Oasis Petroleum, Inc. (a)	57,801	2,247
Phillips 66	598,826	35,277
Pioneer Natural Resources Co.	175,619	25,421
Rooster Energy Ltd. (a)(f)	9,425,000	7,169
TAG Oil Ltd. (a)(g)	322,900	912
Tourmaline Oil Corp. (a)	1,050,600	42,086
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tourmaline Oil Corp. (a)(g)	303,400	$ 12,154
TransAtlantic Petroleum Ltd. (a)(g)	325,400	225
		1,089,538
TOTAL ENERGY		1,103,279
FINANCIALS - 16.5%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	490,939	39,707
BlackRock, Inc. Class A	356,102	91,465
Charles Schwab Corp.	680,243	14,442
Morgan Stanley	1,910,377	46,671
Oaktree Capital Group LLC Class A	477,276	25,081
T. Rowe Price Group, Inc.	251,466	18,395
WisdomTree Investments, Inc. (a)	391,249	4,527
		240,288
Commercial Banks - 5.0%
Bank of Ireland (a)	320,846,128	65,100
HDFC Bank Ltd. sponsored ADR	369,421	13,388
M&T Bank Corp.	534,534	59,734
Metro Bank PLC Class A (a)(i)	239,350	3,640
PNC Financial Services Group, Inc.	1,321,592	96,370
PT Bank Rakyat Indonesia Tbk	2,097,500	1,638
Shinsei Bank Ltd.	4,932,000	11,200
U.S. Bancorp	5,382,665	194,583
Wells Fargo & Co.	15,977,294	659,383
		1,105,036
Consumer Finance - 1.1%
American Express Co.	3,182,122	237,895
Diversified Financial Services - 1.7%
Citigroup, Inc.	5,472,080	262,496
IntercontinentalExchange, Inc. (a)(e)	169,214	30,079
JPMorgan Chase & Co.	1,416,111	74,756
Kotak Mahindra Bank Ltd.	862,436	10,462
ORIX Corp.	751,900	10,261
		388,054
Insurance - 6.8%
ACE Ltd.	1,763,013	157,754
Admiral Group PLC	857,200	17,301
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
AIA Group Ltd.	17,410,000	$ 73,738
Berkshire Hathaway, Inc. Class A (a)	5,501	927,469
Direct Line Insurance Group PLC	3,926,200	13,914
esure Group PLC	2,624,092	12,967
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,600	9,674
Marsh & McLennan Companies, Inc.	1,282,141	51,183
Prudential PLC	697,271	11,381
The Chubb Corp.	1,789,711	151,499
The Travelers Companies, Inc.	1,164,314	93,052
		1,519,932
Real Estate Investment Trusts - 0.5%
American Tower Corp.	1,575,533	115,282
Simon Property Group, Inc.	31,109	4,913
		120,195
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	516,800	4,621
Kennedy-Wilson Holdings, Inc.	30,568	509
Realogy Holdings Corp.	818,799	39,335
		44,465
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd. (a)	734,578	10,847
TOTAL FINANCIALS		3,666,712
HEALTH CARE - 12.8%
Biotechnology - 5.1%
Aegerion Pharmaceuticals, Inc. (a)	22,157	1,403
Alnylam Pharmaceuticals, Inc. (a)	136,930	4,246
Amgen, Inc.	2,072,673	204,490
Biogen Idec, Inc. (a)	2,163,554	465,597
BioMarin Pharmaceutical, Inc. (a)	311,945	17,403
Bluebird Bio, Inc.	138,498	3,458
Bluebird Bio, Inc.	245,632	5,520
Celgene Corp. (a)	334,055	39,054
Celldex Therapeutics, Inc. (a)	349,134	5,450
CSL Ltd.	214,597	12,086
Gilead Sciences, Inc. (a)	3,458,652	177,118
Intercept Pharmaceuticals, Inc.	150,000	6,726
KYTHERA Biopharmaceuticals, Inc. (f)	1,544,335	41,774
Light Sciences Oncology, Inc. (a)	2,708,254	160
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)(f)	1,090,900	$ 14,978
Puma Biotechnology, Inc. (a)	676,923	30,035
Regeneron Pharmaceuticals, Inc. (a)	262,150	58,952
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	75
Verastem, Inc. (a)	575,000	7,981
Vertex Pharmaceuticals, Inc. (a)	391,812	31,294
		1,127,800
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	1,736,293	60,562
Becton, Dickinson & Co.	59,298	5,860
Boston Scientific Corp. (a)	4,269,840	39,581
C.R. Bard, Inc.	41,200	4,478
CareFusion Corp. (a)	312,094	11,501
Covidien PLC	836,022	52,536
High Power Exploration (a)	58,562	94
Intuitive Surgical, Inc. (a)	10,936	5,540
Medtronic, Inc.	858,469	44,185
ResMed, Inc. (e)	414,669	18,714
St. Jude Medical, Inc.	54,100	2,469
Stryker Corp.	755,275	48,851
The Cooper Companies, Inc.	97,068	11,556
		305,927
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	521,716	29,127
Catamaran Corp. (a)	43,600	2,122
CIGNA Corp.	697,761	50,581
DaVita, Inc. (a)	274,270	33,132
Henry Schein, Inc. (a)	265,992	25,469
McKesson Corp.	297,757	34,093
UnitedHealth Group, Inc.	2,164,483	141,730
		316,254
Health Care Technology - 0.7%
Cerner Corp. (a)	1,709,499	164,266
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SA	2,163	457
Fluidigm Corp. (a)(i)	112,607	1,966
Mettler-Toledo International, Inc. (a)	586,723	118,049
PAREXEL International Corp. (a)	395,471	18,168
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.	674,958	$ 57,122
Waters Corp. (a)	197,108	19,721
		215,483
Pharmaceuticals - 3.2%
AbbVie, Inc.	4,058,847	167,793
Actavis, Inc. (a)	111,756	14,106
Astellas Pharma, Inc.	45,300	2,461
Bayer AG	1,173,033	125,097
Eli Lilly & Co.	347,219	17,055
Johnson & Johnson	2,272,846	195,147
Novo Nordisk A/S Series B	365,691	56,851
Perrigo Co.	393,501	47,614
Salix Pharmaceuticals Ltd. (a)	85,130	5,631
Sanofi SA	230,947	23,875
Valeant Pharmaceuticals International, Inc. (Canada) (a)	584,012	50,355
Zoetis, Inc. Class A	246,700	7,621
		713,606
TOTAL HEALTH CARE		2,843,336
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	534,843	42,434
Precision Castparts Corp.	111,491	25,198
United Technologies Corp.	299,223	27,810
		95,442
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	107,993	9,339
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	498,413	25,683
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	304,072	11,780
Commercial Services & Supplies - 0.5%
Edenred SA	572,748	17,520
Stericycle, Inc. (a)	734,715	81,135
Swisher Hygiene, Inc. (a)	1,395,310	1,200
		99,855
Electrical Equipment - 0.2%
Eaton Corp. PLC	246,865	16,246
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Generac Holdings, Inc.	237,899	$ 8,805
Roper Industries, Inc.	67,017	8,325
		33,376
Industrial Conglomerates - 1.1%
3M Co.	713,345	78,004
Danaher Corp.	2,687,691	170,131
		248,135
Machinery - 0.5%
Chart Industries, Inc. (a)	31,319	2,947
Illinois Tool Works, Inc.	951,263	65,799
Kubota Corp.	749,000	10,900
PACCAR, Inc.	76,595	4,110
Proto Labs, Inc. (a)	124,606	8,096
Snap-On, Inc.	190,743	17,049
		108,901
Professional Services - 0.4%
Experian PLC	2,386,840	41,494
Intertek Group PLC	214,900	9,554
On Assignment, Inc. (a)	390,830	10,443
Verisk Analytics, Inc. (a)	550,756	32,880
		94,371
Road & Rail - 2.3%
Canadian Pacific Railway Ltd. (e)	1,591,232	192,954
Hertz Global Holdings, Inc. (a)	1,495,658	37,092
J.B. Hunt Transport Services, Inc.	416,930	30,119
Union Pacific Corp.	1,613,566	248,941
		509,106
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (g)	320,800	8,851
Class A	1,139,842	31,448
W.W. Grainger, Inc.	376,600	94,971
		135,270
TOTAL INDUSTRIALS		1,371,258
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 0.3%
QUALCOMM, Inc.	1,138,494	69,539
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.6%
Apple, Inc.	1,966,827	$ 779,021
Hewlett-Packard Co.	480,428	11,915
Stratasys Ltd. (a)	28,049	2,349
		793,285
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	2,653,250	206,794
Internet Software & Services - 9.8%
Angie's List, Inc. (a)(e)	98,337	2,611
Constant Contact, Inc. (a)	269,612	4,333
Cornerstone OnDemand, Inc. (a)	567,648	24,573
Dropbox, Inc. (i)	1,289,836	12,898
eBay, Inc. (a)	4,224,192	218,475
Facebook, Inc. Class A (a)	6,282,745	156,189
Google, Inc. Class A (a)	1,582,927	1,393,552
LinkedIn Corp. (a)	697,580	124,379
Marketo, Inc.	33,400	831
Responsys, Inc. (a)	500,000	7,155
Shutterstock, Inc.	14,500	809
SPS Commerce, Inc. (a)(f)	1,000,000	55,000
Tencent Holdings Ltd.	59,100	2,318
Textura Corp.	17,300	450
Trulia, Inc. (e)	271,076	8,428
Yahoo!, Inc. (a)	6,962,276	174,823
Zillow, Inc. (a)(e)	23,976	1,350
		2,188,174
IT Services - 5.4%
Accenture PLC Class A	2,784,448	200,369
Alliance Data Systems Corp. (a)(e)	355,888	64,426
CGI Group, Inc. Class A (sub. vtg.) (a)	782,650	22,921
Fidelity National Information Services, Inc.	1,092,994	46,824
Fiserv, Inc. (a)	378,923	33,122
FleetCor Technologies, Inc. (a)	113,887	9,259
Gartner, Inc. Class A (a)	129,400	7,375
IBM Corp.	10,578	2,022
MasterCard, Inc. Class A	625,519	359,361
Visa, Inc. Class A	2,516,026	459,804
		1,205,483
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (a)(e)	2,662,287	10,862
ARM Holdings PLC sponsored ADR	1,431,215	51,781
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	168,883	$ 13,359
Samsung Electronics Co. Ltd.	31,145	36,587
		112,589
Software - 2.5%
Activision Blizzard, Inc.	1,455,453	20,755
Adobe Systems, Inc. (a)	660,387	30,087
CA Technologies, Inc.	262,256	7,508
CommVault Systems, Inc. (a)	347,924	26,404
Concur Technologies, Inc. (a)(e)	904,631	73,619
Infoblox, Inc. (a)	35,674	1,044
Mu Sigma, Inc. (i)	619,826	11,157
NetSuite, Inc. (a)	888,227	81,486
salesforce.com, Inc. (a)	3,517,888	134,313
ServiceNow, Inc.	755,985	30,534
SolarWinds, Inc. (a)	385,725	14,970
Splunk, Inc. (a)	693,964	32,172
Symantec Corp.	1,443,578	32,437
Trion World Network, Inc. warrants 8/10/17 (a)(i)	18,952	0*
Ultimate Software Group, Inc. (a)	204,260	23,958
Workday, Inc. Class A	659,693	42,280
		562,724
TOTAL INFORMATION TECHNOLOGY		5,138,588
MATERIALS - 3.3%
Chemicals - 2.1%
Eastman Chemical Co.	257,026	17,994
Ecolab, Inc.	1,060,465	90,341
Filtrona PLC	1,864,886	19,897
FMC Corp.	103,541	6,322
LyondellBasell Industries NV Class A	489,642	32,444
Mexichem S.A.B. de CV	321,545	1,340
Monsanto Co.	1,229,563	121,481
PPG Industries, Inc.	501,559	73,433
Sherwin-Williams Co.	385,672	68,110
Syngenta AG (Switzerland)	76,827	29,959
Valspar Corp.	115,944	7,498
W.R. Grace & Co. (a)	106,500	8,950
		477,769
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.0%
Eagle Materials, Inc.	154,515	$ 10,240
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	334,365	33,396
Metals & Mining - 0.8%
Altius Minerals Corp. (a)	98,200	889
Argonaut Gold, Inc. (a)	234,500	1,269
B2Gold Corp. (a)	12,118,232	25,810
B2Gold Corp. (a)(g)	660,000	1,406
Colossus Minerals, Inc. (a)	473,000	549
Dalradian Resources, Inc. (a)	1,429,030	788
Dalradian Resources, Inc. (a)(g)	1,000,000	551
Franco-Nevada Corp.	2,474,761	88,594
Franco-Nevada Corp. warrants 6/16/17 (a)(g)	62,150	201
Ivanplats Ltd. (g)	3,792,299	5,517
New Gold, Inc. (a)	897,186	5,809
Pilot Gold, Inc. (a)	2,778,800	2,114
Premier Gold Mines Ltd. (a)	1,206,000	2,098
Premier Gold Mines Ltd. (a)(g)	900,000	1,566
Primero Mining Corp. (a)	74,400	332
Tahoe Resources, Inc. (a)	409,500	5,806
Tahoe Resources, Inc. (a)(g)	1,074,200	15,229
Turquoise Hill Resources Ltd. (a)	2,922,623	17,341
		175,869
Paper & Forest Products - 0.2%
International Paper Co.	985,734	43,678
TOTAL MATERIALS		740,952
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.) (e)	313,500	12,281
SoftBank Corp.	249,800	14,541
		26,822
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	99,825	9,114
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.0%
YTL Corp. Bhd	16,110,626	$ 8,465
TOTAL UTILITIES		17,579
TOTAL COMMON STOCKS (Cost $14,624,294)		21,493,066
Convertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (i)	5,575,412	25,758
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	165,366	845
TOTAL CONSUMER DISCRETIONARY		26,603
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (i)	516,522	7,040
Health Care Technology - 0.1%
Castlight Health, Inc. Series D (a)(i)	1,325,100	10,548
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (i)	10,369,703	18,400
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(i)	3,363,446	16,518
TOTAL HEALTH CARE		52,506
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(i)	299,518	2,995
Software - 0.0%
Trion World Network, Inc.:
8.00% (i)	50,840	218
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series C, 8.00% (a)(i)	602,295	$ 2,578
Series C-1, 8.00% (a)(i)	47,380	203
		2,999
TOTAL INFORMATION TECHNOLOGY		5,994
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $85,767)		85,103
Nonconvertible Bonds - 0.0%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (i)		$ 362	362
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	4,715
TOTAL NONCONVERTIBLE BONDS (Cost $5,069)			5,077
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	704,871,801	704,872
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	279,216,741	279,217
TOTAL MONEY MARKET FUNDS (Cost $984,089)		984,089
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $15,699,219)		22,567,335
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(293,955)
NET ASSETS - 100%		$ 22,273,380
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,345,000 or 0.3% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $144,115,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 16,518
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 25,758
Castlight Health, Inc. Series D	4/25/12	$ 7,999
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 362
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Intarcia Therapeutics, Inc.	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12	$ 3,791
Mu Sigma, Inc.	12/21/12	$ 15,000
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 267
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 370
Fidelity Securities Lending Cash Central Fund	1,178
Total	$ 1,548
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KYTHERA Biopharmaceuticals, Inc.	$ 42,491	$ -	$ -	$ -	$ 41,774
OvaScience, Inc.	9,131	-	-	-	14,978
Rooster Energy Ltd.	5,188	-	195	-	7,169
Skope Energy, Inc.	51	-	-	-	-
SPS Commerce, Inc.	37,270	-	-	-	55,000
Total	$ 94,131	$ -	$ 195	$ -	$ 118,921
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,533,356	$ 4,388,852	$ 97,478	$ 47,026
Consumer Staples	2,077,787	2,077,787	-	-
Energy	1,103,279	1,094,169	-	9,110
Financials	3,666,712	3,565,130	97,942	3,640
Health Care	2,895,842	2,754,300	88,782	52,760
Industrials	1,371,258	1,360,358	10,900	-
Information Technology	5,144,582	5,114,533	-	30,049
Materials	740,952	710,993	29,959	-
Telecommunication Services	26,822	12,281	14,541	-
Utilities	17,579	17,579	-	-
Corporate Bonds	5,077	-	4,715	362
Money Market Funds	984,089	984,089	-	-
Total Investments in Securities:	$ 22,567,335	$ 22,080,071	$ 344,317	$ 142,947

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 547,251
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.7%
Canada	2.8%
Ireland	1.7%
United Kingdom	1.1%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $270,806) - See accompanying schedule: Unaffiliated issuers (cost $14,657,962)	$ 21,464,325
Fidelity Central Funds (cost $984,089)	984,089
Other affiliated issuers (cost $57,168)	118,921
Total Investments (cost $15,699,219)		$ 22,567,335
Cash		579
Foreign currency held at value (cost $1,536)		1,536
Receivable for investments sold		104,103
Receivable for fund shares sold		41,732
Dividends receivable		12,378
Interest receivable		481
Distributions receivable from Fidelity Central Funds		253
Other receivables		441
Total assets		22,728,838

Liabilities
Payable for investments purchased	$ 117,188
Payable for fund shares redeemed	41,961
Accrued management fee	7,746
Distribution and service plan fees payable	4,907
Other affiliated payables	3,927
Other payables and accrued expenses	512
Collateral on securities loaned, at value	279,217
Total liabilities		455,458

Net Assets		$ 22,273,380
Net Assets consist of:
Paid in capital		$ 15,016,816
Undistributed net investment income		8,045
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		380,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,868,086
Net Assets		$ 22,273,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,302,573 ÷ 288,181 shares)	$ 25.34

Maximum offering price per share (100/94.25 of $25.34)	$ 26.89
Class T: Net Asset Value and redemption price per share ($1,940,676 ÷ 77,715 shares)	$ 24.97

Maximum offering price per share (100/96.50 of $24.97)	$ 25.88
Class B: Net Asset Value and offering price per share ($197,795 ÷ 8,341 shares)A	$ 23.71

Class C: Net Asset Value and offering price per share ($2,867,716 ÷ 120,203 shares)A	$ 23.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,964,620 ÷ 388,051 shares)	$ 25.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 124,683
Interest		221
Income from Fidelity Central Funds		1,548
Total income		126,452

Expenses
Management fee Basic fee	$ 62,133
Performance adjustment	(6,682)
Transfer agent fees	21,883
Distribution and service plan fees	28,559
Accounting and security lending fees	918
Custodian fees and expenses	287
Independent trustees' compensation	67
Registration fees	246
Audit	67
Legal	21
Miscellaneous	121
Total expenses before reductions	107,620
Expense reductions	(402)	107,218
Net investment income (loss)		19,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	818,754
Other affiliated issuers	(7,735)
Foreign currency transactions	(805)
Total net realized gain (loss)		810,214
Change in net unrealized appreciation (depreciation) on: Investment securities	1,541,722
Assets and liabilities in foreign currencies	(29)
Total change in net unrealized appreciation (depreciation)		1,541,693
Net gain (loss)		2,351,907
Net increase (decrease) in net assets resulting from operations		$ 2,371,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,234	$ 24,500
Net realized gain (loss)	810,214	861,402
Change in net unrealized appreciation (depreciation)	1,541,693	1,859,092
Net increase (decrease) in net assets resulting from operations	2,371,141	2,744,994
Distributions to shareholders from net investment income	-	(8,962)
Distributions to shareholders from net realized gain	-	(86,291)
Total distributions	-	(95,253)
Share transactions - net increase (decrease)	(1,005,128)	1,197,565
Total increase (decrease) in net assets	1,366,013	3,847,306

Net Assets
Beginning of period	20,907,367	17,060,061
End of period (including undistributed net investment income of $8,045 and accumulated net investment loss of $11,189, respectively)	$ 22,273,380	$ 20,907,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 19.72	$ 19.96	$ 17.24	$ 13.36	$ 21.65
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.05)	(.05)	- K	.05
Net realized and unrealized gain (loss)	2.57	3.09	(.15)	2.81	3.89	(8.22)
Total from investment operations	2.59	3.12	(.20)	2.76	3.89	(8.17)
Distributions from net investment income	-	-	-	-	-	- K
Distributions from net realized gain	-	(.09)	(.04)	(.04)	(.01)	(.12)
Total distributions	-	(.09)	(.04)	(.04)	(.01)	(.12)
Net asset value, end of period	$ 25.34	$ 22.75	$ 19.72	$ 19.96	$ 17.24	$ 13.36
Total Return B, C, D	11.38%	15.84%	(1.04)%	16.07%	29.12%	(37.92)%
Ratios to Average Net Assets F, I
Expenses before reductions	.96% A	1.01%	1.08%	1.14%	1.19%	1.10%
Expenses net of fee waivers, if any	.96% A	1.01%	1.08%	1.14%	1.19%	1.10%
Expenses net of all reductions	.96% A	1.00%	1.07%	1.13%	1.18%	1.10%
Net investment income (loss)	.17% A	.13%	(.23)%	(.28)%	-% H	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 7,303	$ 6,459	$ 5,809	$ 5,603	$ 4,265	$ 2,614
Portfolio turnover rate G	42% A	47%	58%	47% J	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.44	$ 19.46	$ 19.74	$ 17.08	$ 13.26	$ 21.56
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.10)	(.09)	(.04)	- J
Net realized and unrealized gain (loss)	2.54	3.04	(.14)	2.78	3.86	(8.18)
Total from investment operations	2.53	3.02	(.24)	2.69	3.82	(8.18)
Distributions from net realized gain	-	(.04)	(.04)	(.03)	-	(.12)
Net asset value, end of period	$ 24.97	$ 22.44	$ 19.46	$ 19.74	$ 17.08	$ 13.26
Total Return B, C, D	11.27%	15.52%	(1.25)%	15.81%	28.81%	(38.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.25%	1.32%	1.38%	1.45%	1.34%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.32%	1.38%	1.45%	1.34%
Expenses net of all reductions	1.20% A	1.24%	1.32%	1.38%	1.44%	1.34%
Net investment income (loss)	(.07)% A	(.11)%	(.48)%	(.52)%	(.25)%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,941	$ 1,795	$ 1,640	$ 1,756	$ 1,557	$ 1,254
Portfolio turnover rate G	42% A	47%	58%	47% I	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.37	$ 18.60	$ 18.95	$ 16.49	$ 12.88	$ 21.04
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.20)	(.19)	(.11)	(.10)
Net realized and unrealized gain (loss)	2.41	2.91	(.15)	2.68	3.72	(7.94)
Total from investment operations	2.34	2.77	(.35)	2.49	3.61	(8.04)
Distributions from net realized gain	-	-	-	(.03)	-	(.12)
Net asset value, end of period	$ 23.71	$ 21.37	$ 18.60	$ 18.95	$ 16.49	$ 12.88
Total Return B, C, D	10.95%	14.89%	(1.85)%	15.14%	28.03%	(38.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.82%	1.89%	1.96%	2.01%	1.91%
Expenses net of fee waivers, if any	1.77% A	1.82%	1.89%	1.96%	2.00%	1.91%
Expenses net of all reductions	1.77% A	1.81%	1.89%	1.95%	1.99%	1.91%
Net investment income (loss)	(.64)% A	(.68)%	(1.05)%	(1.10)%	(.81)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 239	$ 309	$ 410	$ 401	$ 313
Portfolio turnover rate G	42% A	47%	58%	47% I	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.49	$ 18.70	$ 19.03	$ 16.55	$ 12.92	$ 21.10
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.19)	(.17)	(.11)	(.09)
Net realized and unrealized gain (loss)	2.44	2.92	(.14)	2.68	3.74	(7.97)
Total from investment operations	2.37	2.79	(.33)	2.51	3.63	(8.06)
Distributions from net realized gain	-	-	-	(.03)	-	(.12)
Net asset value, end of period	$ 23.86	$ 21.49	$ 18.70	$ 19.03	$ 16.55	$ 12.92
Total Return B, C, D	11.03%	14.92%	(1.73)%	15.21%	28.10%	(38.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.75%	1.83%	1.88%	1.95%	1.85%
Expenses net of fee waivers, if any	1.71% A	1.75%	1.83%	1.88%	1.95%	1.85%
Expenses net of all reductions	1.70% A	1.75%	1.82%	1.88%	1.94%	1.85%
Net investment income (loss)	(.58)% A	(.62)%	(.98)%	(1.02)%	(.76)%	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,868	$ 2,515	$ 2,133	$ 2,138	$ 1,799	$ 1,355
Portfolio turnover rate G	42% A	47%	58%	47% I	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.02	$ 19.96	$ 20.14	$ 17.39	$ 13.49	$ 21.84
Income from Investment Operations
Net investment income (loss) D	.05	.09	.01	(.01)	.03	.09
Net realized and unrealized gain (loss)	2.61	3.12	(.15)	2.85	3.93	(8.30)
Total from investment operations	2.66	3.21	(.14)	2.84	3.96	(8.21)
Distributions from net investment income	-	(.02)	-	-	(.02)	(.02)
Distributions from net realized gain	-	(.13)	(.04)	(.09)	(.04)	(.12)
Total distributions	-	(.15)	(.04)	(.09)	(.06)	(.14)
Net asset value, end of period	$ 25.68	$ 23.02	$ 19.96	$ 20.14	$ 17.39	$ 13.49
Total Return B, C	11.56%	16.11%	(.73)%	16.34%	29.37%	(37.76)%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.74%	.81%	.89%	.96%	.86%
Expenses net of fee waivers, if any	.70% A	.74%	.81%	.89%	.96%	.86%
Expenses net of all reductions	.70% A	.74%	.81%	.89%	.95%	.85%
Net investment income (loss)	.43% A	.39%	.03%	(.04)%	.24%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 9,965	$ 9,898	$ 7,169	$ 5,898	$ 4,225	$ 2,793
Portfolio turnover rate F	42% A	47%	58%	47% H	58%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In June 2013, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,949,829
Gross unrealized depreciation	(214,303)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,735,526

Tax cost	$ 15,831,809

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (5,939)
2017	(149,558)
2018	(113,112)
Total with expiration	$ (268,609)

The Fund acquired $5,939 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,979 per year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,498,619 and $5,759,701, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,835	$ 376
Class T	.25%	.25%	4,803	60
Class B	.75%	.25%	1,103	832
Class C	.75%	.25%	13,818	2,370
			$ 28,559	$ 3,638

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 739
Class T	100
Class B*	120
Class C*	98
$ 1,057

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,043.20
Class T	1,835.19
Class B	287.26
Class C	2,738.20
Institutional Class	9,980.19
	$ 21,883

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $76 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $13,345. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,178, including $38 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $401 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred and fourteen dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ -	$ -
Class T	-	-
Class B	-	-
Class C	-	-
Institutional Class	-	8,962
Total	$ -	$ 8,962
From net realized gain
Class A	$ -	$ 26,405
Class T	-	3,128
Class B	-	-
Class C	-	-
Institutional Class	-	56,758
Total	$ -	$ 86,291

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	33,389	69,742	$ 821,000	$ 1,537,976
Reinvestment of distributions	-	1,068	-	24,021
Shares redeemed	(29,186)	(81,404)	(718,724)	(1,797,007)
Net increase (decrease)	4,203	(10,594)	$ 102,276	$ (235,010)
Class T
Shares sold	5,782	13,706	$ 140,373	$ 297,340
Reinvestment of distributions	-	128	-	2,849
Shares redeemed	(8,046)	(18,113)	(195,488)	(394,342)
Net increase (decrease)	(2,264)	(4,279)	$ (55,115)	$ (94,153)
Class B
Shares sold	120	265	$ 2,779	$ 5,463
Reinvestment of distributions	-	-	-	-
Shares redeemed	(2,985)	(5,694)	(68,318)	(118,394)
Net increase (decrease)	(2,865)	(5,429)	$ (65,539)	$ (112,931)
Class C
Shares sold	11,458	22,815	$ 266,026	$ 474,829
Reinvestment of distributions	-	-	-	-
Shares redeemed	(8,277)	(19,869)	(192,342)	(414,007)
Net increase (decrease)	3,181	2,946	$ 73,684	$ 60,822
Institutional Class
Shares sold	62,956	143,736	$ 1,570,145	$ 3,208,589
Reinvestment of distributions	-	2,421	-	55,102
Shares redeemed	(104,905)	(75,358)	(2,630,579)	(1,684,854)
Net increase (decrease)	(41,949)	70,799	$ (1,060,434)	$ 1,578,837

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIFI-USAN-0813
1.803544.109

Fidelity Advisor®

Series Opportunistic Insights Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.80%	$ 1,000.00	$ 1,129.00	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	5.6	4.9
Gilead Sciences, Inc.	4.1	3.9
Berkshire Hathaway, Inc. Class A	3.5	3.1
Facebook, Inc. Class A	3.5	4.8
Biogen Idec, Inc.	3.1	2.4
MasterCard, Inc. Class A	2.8	3.6
EOG Resources, Inc.	2.7	3.1
Amazon.com, Inc.	2.1	3.0
Citigroup, Inc.	2.0	0.0
Yahoo!, Inc.	1.9	1.6
	31.3
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.6	33.5
Consumer Discretionary	16.1	16.3
Health Care	15.7	17.3
Financials	12.7	8.4
Industrials	6.8	6.3
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 94.0%		Stocks 98.0%
	Convertible Securities 0.5%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	7.8%	** Foreign investments	9.2%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.1%
Delphi Automotive PLC	11,200	$ 567,728
Automobiles - 0.5%
Honda Motor Co. Ltd.	12,300	456,938
Tesla Motors, Inc. (a)	9,600	1,031,328
Toyota Motor Corp.	17,000	1,025,403
		2,513,669
Distributors - 0.1%
LKQ Corp. (a)	14,000	360,500
Hotels, Restaurants & Leisure - 1.6%
Buffalo Wild Wings, Inc. (a)	2,700	265,032
Chipotle Mexican Grill, Inc. (a)	7,300	2,659,755
Chuys Holdings, Inc.	700	26,838
Las Vegas Sands Corp.	4,900	259,357
Marriott International, Inc. Class A	2,200	88,814
Noodles & Co.	4,000	147,000
Starbucks Corp.	79,900	5,232,651
Wyndham Worldwide Corp.	78	4,464
		8,683,911
Household Durables - 1.0%
D.R. Horton, Inc.	4,500	95,760
Lennar Corp. Class A	100,600	3,625,624
PulteGroup, Inc. (a)	72,600	1,377,222
SodaStream International Ltd. (a)	500	36,325
Whirlpool Corp.	1,500	171,540
		5,306,471
Internet & Catalog Retail - 4.6%
Amazon.com, Inc. (a)	40,107	11,137,313
ASOS PLC (a)	1,600	98,436
Liberty Media Corp.:
Interactive Series A (a)	2,500	57,525
Series A (a)	400	34,004
Netflix, Inc. (a)	2,456	518,437
priceline.com, Inc. (a)	7,200	5,955,336
Rakuten, Inc.	31,300	370,122
TripAdvisor, Inc. (a)	99,900	6,080,913
		24,252,086
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	26,200	2,489,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.6%
CBS Corp. Class B	6,600	$ 322,542
Charter Communications, Inc. Class A (a)	6,897	854,193
Comcast Corp. Class A	72,531	3,037,598
DIRECTV (a)	17,028	1,049,265
Discovery Communications, Inc. (a)	39,100	3,018,911
Liberty Global PLC Class A (a)	54,486	4,036,323
Liberty Media Corp. Class A (a)	44,100	5,590,116
Omnicom Group, Inc.	5,985	376,277
Rightmove PLC	3,400	107,768
Starz - Liberty Capital Series A (a)	41,300	912,730
		19,305,723
Multiline Retail - 0.0%
Macy's, Inc.	6,900	331,200
Specialty Retail - 2.6%
Best Buy Co., Inc.	6,600	180,378
Fast Retailing Co. Ltd.	200	67,501
Five Below, Inc. (d)	19,800	727,848
GNC Holdings, Inc.	3,100	137,051
Home Depot, Inc.	67,459	5,226,049
O'Reilly Automotive, Inc. (a)	2,900	326,598
Tile Shop Holdings, Inc. (a)	2,800	81,088
TJX Companies, Inc.	87,100	4,360,226
Tractor Supply Co.	1,900	223,459
Urban Outfitters, Inc. (a)	58,000	2,332,760
		13,662,958
Textiles, Apparel & Luxury Goods - 1.4%
ECLAT Textile Co. Ltd.	12,000	88,689
Michael Kors Holdings Ltd. (a)	47,945	2,973,549
NIKE, Inc. Class B	56,700	3,610,656
PVH Corp.	2,200	275,110
Under Armour, Inc. Class A (sub. vtg.) (a)	3,100	185,101
VF Corp.	600	115,836
		7,248,941
TOTAL CONSUMER DISCRETIONARY		84,722,187
CONSUMER STAPLES - 6.5%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	28,200	2,545,332
Boston Beer Co., Inc. Class A (a)(d)	15,731	2,684,338
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	7,000	$ 201,431
The Coca-Cola Co.	57,108	2,290,602
		7,721,703
Food & Staples Retailing - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	700	41,533
Costco Wholesale Corp.	50,700	5,605,899
CVS Caremark Corp.	49,074	2,806,051
Fairway Group Holdings Corp. (d)	1,200	29,004
Jeronimo Martins SGPS SA	4,800	101,154
Kroger Co.	3,000	103,620
Tesco PLC	36,400	183,472
Wal-Mart Stores, Inc.	59,593	4,439,083
Whole Foods Market, Inc.	2,100	108,108
		13,417,924
Food Products - 0.6%
Associated British Foods PLC	108,400	2,860,511
Green Mountain Coffee Roasters, Inc. (a)	1,400	105,084
Mondelez International, Inc.	6,300	179,739
Orion Corp.	182	151,826
		3,297,160
Household Products - 0.8%
Colgate-Palmolive Co.	63,200	3,620,728
Procter & Gamble Co.	7,187	553,327
		4,174,055
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	82,582	5,431,418
L'Oreal SA	1,600	262,933
		5,694,351
TOTAL CONSUMER STAPLES		34,305,193
ENERGY - 4.2%
Energy Equipment & Services - 0.0%
Cameron International Corp. (a)	800	48,928
Schlumberger Ltd.	700	50,162
		99,090
Oil, Gas & Consumable Fuels - 4.2%
Cabot Oil & Gas Corp.	9,400	667,588
Cobalt International Energy, Inc. (a)	18,726	497,550
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. (a)	1,300	$ 111,878
EOG Resources, Inc.	107,480	14,152,966
EQT Corp.	2,100	166,677
Murphy Oil Corp.	70,300	4,280,567
Noble Energy, Inc.	2,200	132,088
Oasis Petroleum, Inc. (a)	2,200	85,514
Phillips 66	27,496	1,619,789
Pioneer Natural Resources Co.	2,100	303,975
		22,018,592
TOTAL ENERGY		22,117,682
FINANCIALS - 12.7%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	11,500	930,120
BlackRock, Inc. Class A	13,798	3,544,016
Charles Schwab Corp.	15,400	326,942
Morgan Stanley	26,800	654,724
Oaktree Capital Group LLC Class A	10,900	572,795
T. Rowe Price Group, Inc.	1,400	102,410
WisdomTree Investments, Inc. (a)	9,100	105,287
		6,236,294
Commercial Banks - 2.5%
HDFC Bank Ltd. sponsored ADR	48,800	1,768,512
M&T Bank Corp. (d)	36,700	4,101,225
PNC Financial Services Group, Inc.	7,800	568,776
Shinsei Bank Ltd.	105,000	238,439
U.S. Bancorp	4,000	144,600
Wells Fargo & Co.	146,904	6,062,728
		12,884,280
Consumer Finance - 0.3%
American Express Co.	22,915	1,713,125
Diversified Financial Services - 2.3%
Citigroup, Inc.	217,400	10,428,678
IntercontinentalExchange, Inc. (a)(d)	3,800	675,488
JPMorgan Chase & Co.	18,200	960,778
ORIX Corp.	17,500	238,818
		12,303,762
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.4%
ACE Ltd.	26,775	$ 2,395,827
AIA Group Ltd.	61,400	260,054
Berkshire Hathaway, Inc. Class A (a)	111	18,714,600
esure Group PLC	59,000	291,552
Marsh & McLennan Companies, Inc.	60,800	2,427,136
The Chubb Corp.	29,300	2,480,245
The Travelers Companies, Inc.	27,000	2,157,840
		28,727,254
Real Estate Investment Trusts - 0.3%
American Tower Corp.	18,319	1,340,401
Simon Property Group, Inc.	1,167	184,293
		1,524,694
Real Estate Management & Development - 0.7%
Kennedy-Wilson Holdings, Inc.	100	1,664
Realogy Holdings Corp.	74,900	3,598,196
		3,599,860
TOTAL FINANCIALS		66,989,269
HEALTH CARE - 15.3%
Biotechnology - 9.2%
Alnylam Pharmaceuticals, Inc. (a)	3,200	99,232
Amgen, Inc.	42,945	4,236,954
Biogen Idec, Inc. (a)	76,481	16,458,711
BioMarin Pharmaceutical, Inc. (a)	3,100	172,949
Bluebird Bio, Inc.	3,300	82,401
Celgene Corp. (a)	7,582	886,412
Celldex Therapeutics, Inc. (a)	5,300	82,733
CSL Ltd.	3,272	184,272
Gilead Sciences, Inc. (a)	422,824	21,652,817
Intercept Pharmaceuticals, Inc.	7,100	318,364
Puma Biotechnology, Inc. (a)	16,986	753,669
Regeneron Pharmaceuticals, Inc. (a)	13,879	3,121,110
Vertex Pharmaceuticals, Inc. (a)	8,800	702,856
		48,752,480
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	600	59,298
Boston Scientific Corp. (a)	77,200	715,644
C.R. Bard, Inc.	1,000	108,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CareFusion Corp. (a)	7,211	$ 265,725
Covidien PLC	21,600	1,357,344
Medtronic, Inc.	9,421	484,899
ResMed, Inc. (d)	10,200	460,326
St. Jude Medical, Inc.	2,400	109,512
Stryker Corp.	6,000	388,080
The Cooper Companies, Inc.	2,660	316,673
Trinity Biotech PLC sponsored ADR	50,808	856,115
		5,122,296
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	13,500	753,705
Catamaran Corp. (a)	1,000	48,674
CIGNA Corp.	10,700	775,643
DaVita, Inc. (a)	34,900	4,215,920
Henry Schein, Inc. (a)	27,000	2,585,250
McKesson Corp.	2,300	263,350
UnitedHealth Group, Inc.	46,493	3,044,362
		11,686,904
Health Care Technology - 0.6%
Cerner Corp. (a)	35,000	3,363,150
Life Sciences Tools & Services - 1.1%
Eurofins Scientific SA	100	21,126
Mettler-Toledo International, Inc. (a)	11,955	2,405,346
PAREXEL International Corp. (a)	10,100	463,994
Thermo Fisher Scientific, Inc.	17,900	1,514,877
Waters Corp. (a)	12,400	1,240,620
		5,645,963
Pharmaceuticals - 1.2%
AbbVie, Inc.	91,100	3,766,074
Astellas Pharma, Inc.	1,000	54,324
Bayer AG	5,500	586,543
Johnson & Johnson	600	51,516
Novo Nordisk A/S Series B sponsored ADR	407	63,073
Salix Pharmaceuticals Ltd. (a)	1,900	125,685
Sanofi SA	3,709	383,439
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	13,200	$ 1,138,134
Zoetis, Inc. Class A	3,400	105,026
		6,273,814
TOTAL HEALTH CARE		80,844,607
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	10,627	843,146
Precision Castparts Corp.	2,700	610,227
United Technologies Corp.	500	46,470
		1,499,843
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	11,700	602,901
Southwest Airlines Co.	7,400	95,386
		698,287
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	42,890	1,661,559
Electrical Equipment - 0.6%
Eaton Corp. PLC	5,900	388,279
Generac Holdings, Inc.	69,300	2,564,793
Roper Industries, Inc.	800	99,376
		3,052,448
Industrial Conglomerates - 0.8%
3M Co.	15,423	1,686,505
Danaher Corp.	42,050	2,661,765
		4,348,270
Machinery - 0.3%
Illinois Tool Works, Inc.	18,820	1,301,779
Kubota Corp.	17,000	247,407
Proto Labs, Inc. (a)	3,000	194,910
		1,744,096
Professional Services - 1.1%
Experian PLC	5,801	100,847
Intertek Group PLC	5,000	222,287
On Assignment, Inc. (a)	1,600	42,752
Verisk Analytics, Inc. (a)	93,000	5,552,100
		5,917,986
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 3.2%
Canadian Pacific Railway Ltd. (d)	49,200	$ 5,966,032
Hertz Global Holdings, Inc. (a)	165,613	4,107,202
J.B. Hunt Transport Services, Inc.	3,000	216,720
Union Pacific Corp.	41,400	6,387,192
		16,677,146
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	17,950	495,241
W.W. Grainger, Inc.	200	50,436
		545,677
TOTAL INDUSTRIALS		36,145,312
INFORMATION TECHNOLOGY - 27.6%
Computers & Peripherals - 1.9%
Apple, Inc.	24,448	9,683,364
Hewlett-Packard Co.	11,200	277,760
Stratasys Ltd. (a)	600	50,244
		10,011,368
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	43,200	3,367,008
Internet Software & Services - 13.3%
Angie's List, Inc. (a)	2,100	55,755
Cornerstone OnDemand, Inc. (a)	2,600	112,554
eBay, Inc. (a)	81,850	4,233,282
Facebook, Inc. Class A (a)	738,481	18,358,638
Google, Inc. Class A (a)	33,447	29,445,734
LinkedIn Corp. (a)	44,800	7,987,840
Marketo, Inc.	800	19,896
Shutterstock, Inc.	300	16,734
Tencent Holdings Ltd.	1,400	54,909
Textura Corp.	400	10,404
Trulia, Inc.	2,700	83,943
Yahoo!, Inc. (a)	392,100	9,845,631
Zillow, Inc. (a)(d)	1,500	84,450
		70,309,770
IT Services - 6.4%
Accenture PLC Class A	47,300	3,403,708
Alliance Data Systems Corp. (a)	5,586	1,011,234
CGI Group, Inc. Class A (sub. vtg.) (a)	17,800	521,289
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
EPAM Systems, Inc. (a)	3,973	$ 107,986
Fidelity National Information Services, Inc.	95,600	4,095,504
FleetCor Technologies, Inc. (a)	11,598	942,917
MasterCard, Inc. Class A	26,049	14,965,151
Visa, Inc. Class A	48,989	8,952,740
		34,000,529
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (a)(d)	58,100	237,048
ARM Holdings PLC sponsored ADR	22,654	819,622
ASML Holding NV	14,100	1,115,310
Samsung Electronics Co. Ltd.	765	898,661
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	30,100	551,432
		3,622,073
Software - 4.7%
Activision Blizzard, Inc.	3,500	49,910
Adobe Systems, Inc. (a)	15,300	697,068
CA Technologies, Inc.	3,700	105,931
CommVault Systems, Inc. (a)	73,200	5,555,148
Concur Technologies, Inc. (a)(d)	33,800	2,750,644
Diligent Board Member Services, Inc. (a)	55,651	293,262
Infoblox, Inc. (a)	900	26,334
NetSuite, Inc. (a)	39,400	3,614,556
salesforce.com, Inc. (a)	81,868	3,125,720
ServiceNow, Inc.	82,400	3,328,136
SolarWinds, Inc. (a)	9,450	366,755
Splunk, Inc. (a)	16,300	755,668
SS&C Technologies Holdings, Inc. (a)	700	23,030
Symantec Corp.	27,700	622,419
Ultimate Software Group, Inc. (a)	25,796	3,025,613
Workday, Inc. Class A	8,200	525,538
		24,865,732
TOTAL INFORMATION TECHNOLOGY		146,176,480
MATERIALS - 4.8%
Chemicals - 4.3%
Ecolab, Inc.	69,500	5,920,705
Filtrona PLC	29,100	310,481
LyondellBasell Industries NV Class A	2,620	173,601
Monsanto Co.	62,405	6,165,614
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	29,800	$ 4,363,018
Sherwin-Williams Co.	32,300	5,704,180
		22,637,599
Construction Materials - 0.0%
Eagle Materials, Inc.	3,100	205,437
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	6,300	629,244
Metals & Mining - 0.3%
Argonaut Gold, Inc. (a)	5,400	29,216
B2Gold Corp. (a)	34,500	73,481
Franco-Nevada Corp.	35,200	1,260,131
Premier Gold Mines Ltd. (a)	3,000	5,220
Primero Mining Corp. (a)	1,700	7,597
Tahoe Resources, Inc. (a)	2,800	39,696
Turquoise Hill Resources Ltd. (a)	200	1,187
		1,416,528
Paper & Forest Products - 0.1%
International Paper Co.	12,300	545,013
TOTAL MATERIALS		25,433,821
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	6,600	384,186
UTILITIES - 0.0%
Electric Utilities - 0.0%
ITC Holdings Corp.	2,300	209,990
TOTAL COMMON STOCKS (Cost $436,712,479)		497,328,727
Convertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	127,173	587,539
Convertible Preferred Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Biotechnology - 0.4%
Intrexon Corp. Series F, 6.00% (e)	262,408	$ 2,066,463
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,654,002)		2,654,002
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.13% (b)	30,918,909	30,918,909
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	16,969,692	16,969,692
TOTAL MONEY MARKET FUNDS (Cost $47,888,601)		47,888,601
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $487,255,082)		547,871,330
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(18,754,550)
NET ASSETS - 100%		$ 529,116,780
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,654,002 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 587,539
Intrexon Corp. Series F, 6.00%	4/30/13	$ 2,066,463
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,270
Fidelity Securities Lending Cash Central Fund	54,247
Total	$ 63,517
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,309,726	$ 82,802,223	$ 1,919,964	$ 587,539
Consumer Staples	34,305,193	34,305,193	-	-
Energy	22,117,682	22,117,682	-	-
Financials	66,989,269	66,512,012	477,257	-
Health Care	82,911,070	80,406,844	437,763	2,066,463
Industrials	36,145,312	35,897,905	247,407	-
Information Technology	146,176,480	146,176,480	-	-
Materials	25,433,821	25,433,821	-	-
Telecommunication Services	384,186	-	384,186	-
Utilities	209,990	209,990	-	-
Money Market Funds	47,888,601	47,888,601	-	-
Total Investments in Securities:	$ 547,871,330	$ 541,750,751	$ 3,466,577	$ 2,654,002

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 7,602,395

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,448,180) - See accompanying schedule: Unaffiliated issuers (cost $439,366,481)	$ 499,982,729
Fidelity Central Funds (cost $47,888,601)	47,888,601
Total Investments (cost $487,255,082)		$ 547,871,330
Cash		21,517
Receivable for investments sold		1,567,200
Receivable for fund shares sold		22,461
Dividends receivable		192,993
Distributions receivable from Fidelity Central Funds		7,859
Other receivables		3,002
Total assets		549,686,362

Liabilities
Payable for investments purchased	$ 2,748,078
Payable for fund shares redeemed	460,121
Accrued management fee	245,257
Other affiliated payables	102,906
Other payables and accrued expenses	43,528
Collateral on securities loaned, at value	16,969,692
Total liabilities		20,569,582

Net Assets		$ 529,116,780
Net Assets consist of:
Paid in capital		$ 467,204,764
Undistributed net investment income		222,258
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,073,741
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,616,017
Net Assets, for 46,852,199 shares outstanding		$ 529,116,780
Net Asset Value, offering price and redemption price per share ($529,116,780 ÷ 46,852,199 shares)		$ 11.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,171,268
Interest		3
Income from Fidelity Central Funds		63,517
Total income		2,234,788

Expenses
Management fee	$ 1,443,154
Transfer agent fees	490,552
Accounting and security lending fees	102,232
Custodian fees and expenses	25,649
Independent trustees' compensation	1,526
Registration fees	(1,919)
Audit	29,683
Legal	430
Miscellaneous	100
Total expenses before reductions	2,091,407
Expense reductions	(78,877)	2,012,530
Net investment income (loss)		222,258
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,288,197
Foreign currency transactions	(12,479)
Total net realized gain (loss)		1,275,718
Change in net unrealized appreciation (depreciation) on: Investment securities	60,565,978
Assets and liabilities in foreign currencies	(323)
Total change in net unrealized appreciation (depreciation)		60,565,655
Net gain (loss)		61,841,373
Net increase (decrease) in net assets resulting from operations		$ 62,063,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	For the period December 6, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,258	$ 11,402
Net realized gain (loss)	1,275,718	2,495,290
Change in net unrealized appreciation (depreciation)	60,565,655	50,362
Net increase (decrease) in net assets resulting from operations	62,063,631	2,557,054
Distributions to shareholders from net investment income	-	(192,824)
Distributions to shareholders from net realized gain	(2,515,845)	-
Total distributions	(2,515,845)	(192,824)
Share transactions Proceeds from sales of shares	18,561,320	482,071,583
Reinvestment of distributions	2,515,845	192,824
Cost of shares redeemed	(32,985,509)	(3,151,299)
Net increase (decrease) in net assets resulting from share transactions	(11,908,344)	479,113,108
Total increase (decrease) in net assets	47,639,442	481,477,338

Net Assets
Beginning of period	481,477,338	-
End of period (including undistributed net investment income of $222,258 and $0, respectively)	$ 529,116,780	$ 481,477,338
Other Information Shares
Sold	1,675,868	48,207,153
Issued in reinvestment of distributions	236,674	19,167
Redeemed	(2,973,101)	(313,562)
Net increase (decrease)	(1,060,559)	47,912,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Year ended December 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.00
Income from Investment Operations
Net investment (loss) D	- I	- I
Net realized and unrealized gain (loss)	1.29	.05
Total from investment operations	1.29	.05
Distributions from net investment income	-	- I
Distributions from net realized gain	(.05)	-
Total distributions	(.05)	-
Net asset value, end of period	$ 11.29	$ 10.05
Total Return B, C	12.90%	.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	1.18% A
Expenses net of fee waivers, if any	.80% A	1.18% A
Expenses net of all reductions	.77% A	1.17% A
Net investment income (loss)	.09% A	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 529,117	$ 481,477
Portfolio turnover rate F	53% A	68% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013 including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity debt classifications and losses deferred to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 69,317,744
Gross unrealized depreciation	(8,879,738)
Net unrealized appreciation (depreciation) on securities and other investments	$ 60,438,006

Tax cost	$ 487,433,324

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $131,914,044 and $166,429,098, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until December 1, 2013. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,751 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $54,247, including $185 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $78,875 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's accounting expenses by $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AO1TI-SANN-0813
1.950954.100

Fidelity®

Contrafund®

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Contrafund	.69%
Actual		$ 1,000.00	$ 1,114.20	$ 3.62
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Class K	.58%
Actual		$ 1,000.00	$ 1,114.80	$ 3.04
Hypothetical A		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	6.0	5.3
Berkshire Hathaway, Inc. Class A	4.0	3.5
Apple, Inc.	3.5	7.3
Wells Fargo & Co.	2.9	2.5
The Walt Disney Co.	2.3	2.3
Noble Energy, Inc.	2.2	2.1
The Coca-Cola Co.	2.2	2.5
Biogen Idec, Inc.	2.0	1.5
Visa, Inc. Class A	2.0	1.9
TJX Companies, Inc.	1.9	1.8
	29.0
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.2	27.9
Consumer Discretionary	19.7	20.0
Financials	16.1	13.3
Health Care	12.1	12.0
Consumer Staples	9.2	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 93.6%		Stocks 98.7%
	Bonds 0.0%†		Bonds 0.0%†
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 6.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments	10.4%	** Foreign investments	12.9%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 0.1%
Delphi Automotive PLC	2,330,818	$ 118,149
Automobiles - 0.6%
Honda Motor Co. Ltd.	2,396,000	89,010
Tesla Motors, Inc. (a)(e)	3,134,282	336,716
Toyota Motor Corp.	2,433,100	146,759
		572,485
Distributors - 0.1%
LKQ Corp. (a)	4,647,218	119,666
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)(f)	1,668,283	607,839
Chuys Holdings, Inc.	309,177	11,854
Dunkin' Brands Group, Inc. (f)	7,147,490	306,056
InterContinental Hotel Group PLC	265,987	7,310
Las Vegas Sands Corp.	1,041,490	55,126
Marriott International, Inc. Class A	455,615	18,393
McDonald's Corp.	7,534,066	745,873
Noodles & Co.	707,242	25,991
Paddy Power PLC (Ireland)	544,435	46,715
Starbucks Corp.	12,973,354	849,625
Tim Hortons, Inc. (Canada) (f)	8,786,232	475,193
		3,149,975
Household Durables - 1.2%
D.R. Horton, Inc. (f)	18,126,108	385,724
Lennar Corp. Class A	8,246,684	297,210
PulteGroup, Inc. (a)	16,843,960	319,530
SodaStream International Ltd. (a)	89,232	6,483
Whirlpool Corp.	726,823	83,119
		1,092,066
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	5,891,215	1,635,931
ASOS PLC (a)	1,059,502	65,183
Liberty Media Corp.:
Interactive Series A (a)	2,555,166	58,794
Series A (a)	130,212	11,069
Netflix, Inc. (a)(e)	479,932	101,309
priceline.com, Inc. (a)	826,760	683,838
Rakuten, Inc.	5,733,300	67,796
TripAdvisor, Inc. (a)(f)	8,176,721	497,717
		3,121,637
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Mattel, Inc.	436,144	$ 19,762
Polaris Industries, Inc.	749,401	71,193
		90,955
Media - 5.6%
CBS Corp. Class B	1,155,134	56,451
Charter Communications, Inc. Class A (a)	1,097,324	135,904
Comcast Corp. Class A	17,621,388	737,984
DIRECTV (a)	2,988,250	184,136
Discovery Communications, Inc. (a)(f)	16,128,474	1,245,279
Legend Pictures LLC (a)(h)(i)	52,165	87,820
Liberty Global PLC Class A (a)	2,581,844	191,263
Liberty Media Corp. Class A (a)	2,199,145	278,764
Omnicom Group, Inc.	1,630,186	102,490
Rightmove PLC	620,117	19,656
Starz - Liberty Capital Series A (a)	847,987	18,741
The Walt Disney Co.	34,122,203	2,154,817
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	15,463
		5,228,768
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	324,528	16,499
Macy's, Inc.	1,256,654	60,319
		76,818
Specialty Retail - 3.7%
Bed Bath & Beyond, Inc. (a)	5,346,320	379,054
Best Buy Co., Inc.	1,184,666	32,377
Fast Retailing Co. Ltd.	230,100	77,660
Five Below, Inc. (f)	3,326,868	122,296
GNC Holdings, Inc.	1,177,464	52,056
Home Depot, Inc.	4,609,239	357,078
O'Reilly Automotive, Inc. (a)	627,881	70,712
Ross Stores, Inc.	5,407,737	350,475
Tile Shop Holdings, Inc. (a)	493,700	14,298
TJX Companies, Inc.	35,683,869	1,786,334
Tractor Supply Co.	343,867	40,442
Urban Outfitters, Inc. (a)	4,616,000	185,656
		3,468,438
Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings Ltd. (a)	2,500,207	155,063
NIKE, Inc. Class B	14,282,867	909,533
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	403,311	$ 50,434
Under Armour, Inc. Class A (sub. vtg.) (a)	4,339,778	259,128
VF Corp.	324,026	62,556
		1,436,714
TOTAL CONSUMER DISCRETIONARY		18,475,671
CONSUMER STAPLES - 9.2%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	5,000,118	451,311
Boston Beer Co., Inc. Class A (a)	526,407	89,826
Coca-Cola Icecek A/S	1,335,698	38,436
The Coca-Cola Co.	52,329,115	2,098,921
		2,678,494
Food & Staples Retailing - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	120,100	7,126
Costco Wholesale Corp.	6,575,916	727,099
CVS Caremark Corp.	12,419,323	710,137
Fairway Group Holdings Corp. (e)	209,220	5,057
Jeronimo Martins SGPS SA	852,300	17,961
Kroger Co.	927,740	32,044
Tesco PLC	6,521,278	32,870
Wal-Mart Stores, Inc.	12,704,955	946,392
Whole Foods Market, Inc.	384,454	19,792
		2,498,478
Food Products - 0.5%
Associated British Foods PLC	7,117,999	187,833
Green Mountain Coffee Roasters, Inc. (a)	265,482	19,927
Mondelez International, Inc.	7,772,057	221,737
Orion Corp.	25,754	21,484
Want Want China Holdings Ltd.	25,013,000	35,217
		486,198
Household Products - 2.0%
Colgate-Palmolive Co.	25,734,302	1,474,318
Kimberly-Clark Corp.	1,819,950	176,790
Procter & Gamble Co.	2,842,995	218,882
Reckitt Benckiser Group PLC	641,989	45,385
		1,915,375
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	14,535,412	$ 955,994
L'Oreal SA	290,899	47,804
		1,003,798
TOTAL CONSUMER STAPLES		8,582,343
ENERGY - 4.9%
Energy Equipment & Services - 0.1%
Cameron International Corp. (a)	937,530	57,339
Schlumberger Ltd.	108,024	7,741
		65,080
Oil, Gas & Consumable Fuels - 4.8%
Americas Petrogas, Inc. (a)(g)	3,562,500	3,015
Anadarko Petroleum Corp.	5,900,816	507,057
Birchcliff Energy Ltd. (a)	3,708,400	28,773
Birchcliff Energy Ltd. (a)(g)	1,900,000	14,742
Cabot Oil & Gas Corp.	1,268,911	90,118
Canadian Natural Resources Ltd.	27,136	765
Cobalt International Energy, Inc. (a)	3,768,914	100,140
Concho Resources, Inc. (a)	500,820	41,929
Continental Resources, Inc. (a)	984,744	84,747
EOG Resources, Inc.	5,654,893	744,636
EQT Corp.	386,609	30,685
Frontline 2012 Ltd. (a)(g)	2,292,900	13,966
Madalena Ventures, Inc. (a)(g)	9,370,500	2,495
Marathon Petroleum Corp.	2,407,938	171,108
Murphy Oil Corp.	1,506,400	91,725
Noble Energy, Inc. (f)	34,968,018	2,099,480
Oasis Petroleum, Inc. (a)	397,641	15,456
Phillips 66	2,480,074	146,101
Pioneer Natural Resources Co.	722,881	104,637
TAG Oil Ltd. (a)(g)	1,365,935	3,857
Tourmaline Oil Corp. (a)	4,559,700	182,657
Tourmaline Oil Corp. (a)(g)	1,363,300	54,612
TransAtlantic Petroleum Ltd. (a)(g)	1,734,051	1,196
		4,533,897
TOTAL ENERGY		4,598,977
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 16.1%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	2,128,661	$ 172,166
BlackRock, Inc. Class A	1,496,098	384,273
Charles Schwab Corp.	2,821,457	59,900
Morgan Stanley	8,273,923	202,132
Oaktree Capital Group LLC Class A	1,911,972	100,474
T. Rowe Price Group, Inc.	1,032,334	75,515
WisdomTree Investments, Inc. (a)	1,594,282	18,446
		1,012,906
Commercial Banks - 4.9%
Bank of Ireland (a)	1,355,755,122	275,084
HDFC Bank Ltd. sponsored ADR	1,778,157	64,440
M&T Bank Corp.	2,107,285	235,489
Metro Bank PLC Class A (a)(f)(i)	2,671,250	40,628
PNC Financial Services Group, Inc.	5,401,100	393,848
PT Bank Rakyat Indonesia Tbk	8,541,500	6,670
Shinsei Bank Ltd.	20,068,000	45,571
U.S. Bancorp	22,450,330	811,579
Wells Fargo & Co.	65,688,188	2,710,952
		4,584,261
Consumer Finance - 1.0%
American Express Co.	12,867,078	961,943
Diversified Financial Services - 1.7%
Citigroup, Inc.	22,782,692	1,092,886
IntercontinentalExchange, Inc. (a)	691,486	122,919
JPMorgan Chase & Co.	5,827,435	307,630
Kotak Mahindra Bank Ltd.	3,527,186	42,789
ORIX Corp.	3,062,700	41,796
		1,608,020
Insurance - 6.6%
ACE Ltd.	7,326,487	655,574
Admiral Group PLC	3,034,161	61,238
AIA Group Ltd.	71,783,800	304,033
Berkshire Hathaway, Inc. Class A (a)	22,342	3,766,861
Direct Line Insurance Group PLC	15,998,500	56,696
esure Group PLC	10,696,300	52,856
Fairfax Financial Holdings Ltd. (sub. vtg.)	152,622	60,017
Marsh & McLennan Companies, Inc.	5,508,692	219,907
Prudential PLC	2,820,190	46,033
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	7,408,863	$ 627,160
The Travelers Companies, Inc.	4,579,714	366,011
		6,216,386
Real Estate Investment Trusts - 0.5%
American Tower Corp.	6,309,667	461,678
Simon Property Group, Inc.	127,144	20,079
		481,757
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	2,117,250	18,930
Kennedy-Wilson Holdings, Inc.	80,694	1,343
Realogy Holdings Corp.	3,331,074	160,025
		180,298
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd. (a)	2,993,360	44,199
TOTAL FINANCIALS		15,089,770
HEALTH CARE - 12.1%
Biotechnology - 4.6%
Aegerion Pharmaceuticals, Inc. (a)	89,840	5,690
Alnylam Pharmaceuticals, Inc. (a)	552,625	17,137
Amgen, Inc.	8,455,793	834,249
Biogen Idec, Inc. (a)	8,821,346	1,898,354
BioMarin Pharmaceutical, Inc. (a)	1,369,499	76,404
Bluebird Bio, Inc. (f)	576,100	14,385
Bluebird Bio, Inc. (f)	1,017,341	22,863
Celgene Corp. (a)	1,325,017	154,908
Celldex Therapeutics, Inc. (a)	1,426,681	22,270
CSL Ltd.	877,728	49,432
Gilead Sciences, Inc. (a)	14,006,908	717,294
Intercept Pharmaceuticals, Inc.	574,200	25,747
Puma Biotechnology, Inc. (a)(f)	1,482,205	65,765
Regeneron Pharmaceuticals, Inc. (a)	1,053,887	236,998
Vertex Pharmaceuticals, Inc. (a)	1,727,403	137,968
		4,279,464
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	7,115,190	248,178
Becton, Dickinson & Co.	242,268	23,943
Boston Scientific Corp. (a)	17,481,560	162,054
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	172,100	$ 18,704
CareFusion Corp. (a)	1,281,906	47,238
Covidien PLC	3,491,078	219,379
Intuitive Surgical, Inc. (a)	43,307	21,938
Medtronic, Inc.	3,480,431	179,138
ResMed, Inc. (e)	1,694,731	76,483
St. Jude Medical, Inc.	520,900	23,769
Stryker Corp.	3,185,222	206,020
The Cooper Companies, Inc.	402,932	47,969
		1,274,813
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	2,359,484	131,730
Catamaran Corp. (a)	181,700	8,844
CIGNA Corp.	2,978,539	215,914
DaVita, Inc. (a)	1,212,660	146,489
Henry Schein, Inc. (a)	1,108,253	106,115
McKesson Corp.	1,204,143	137,874
UnitedHealth Group, Inc.	9,203,992	602,677
		1,349,643
Health Care Technology - 0.7%
Cerner Corp. (a)	6,971,686	669,909
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SA	9,300	1,965
Fluidigm Corp. (a)(i)	1,027,387	17,938
Mettler-Toledo International, Inc. (a)(f)	2,457,845	494,518
PAREXEL International Corp. (a)	1,813,794	83,326
Thermo Fisher Scientific, Inc.	2,757,742	233,388
Waters Corp. (a)	873,923	87,436
		918,571
Pharmaceuticals - 3.1%
AbbVie, Inc.	16,614,136	686,828
Actavis, Inc. (a)	437,844	55,265
Astellas Pharma, Inc.	184,700	10,034
Bayer AG	4,744,095	505,930
Eli Lilly & Co.	1,449,581	71,203
Johnson & Johnson	9,165,554	786,954
Novo Nordisk A/S Series B	1,512,910	235,201
Perrigo Co.	1,555,937	188,268
Salix Pharmaceuticals Ltd. (a)	356,381	23,575
Sanofi SA	942,766	97,464
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,255,476	$ 194,472
Zoetis, Inc. Class A (e)	1,002,700	30,973
		2,886,167
TOTAL HEALTH CARE		11,378,567
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	2,175,684	172,619
Precision Castparts Corp.	456,709	103,221
United Technologies Corp.	1,231,477	114,453
		390,293
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	442,007	38,225
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	2,022,635	104,226
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	1,257,728	48,724
Commercial Services & Supplies - 0.5%
Edenred SA	2,373,933	72,616
Stericycle, Inc. (a)	3,146,208	347,436
Swisher Hygiene, Inc. (a)	6,357,060	5,466
		425,518
Electrical Equipment - 0.1%
Eaton Corp. PLC	1,005,435	66,168
Generac Holdings, Inc.	968,034	35,827
Roper Industries, Inc.	262,666	32,628
		134,623
Industrial Conglomerates - 1.1%
3M Co.	2,951,155	322,709
Danaher Corp.	11,101,790	702,743
		1,025,452
Machinery - 0.5%
Chart Industries, Inc. (a)	127,629	12,009
Illinois Tool Works, Inc.	3,968,747	274,518
Kubota Corp.	3,051,000	44,402
PACCAR, Inc.	314,354	16,868
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Proto Labs, Inc. (a)	520,874	$ 33,841
Snap-On, Inc.	787,999	70,431
		452,069
Professional Services - 0.4%
Experian PLC	9,506,662	165,268
Intertek Group PLC	881,900	39,207
On Assignment, Inc. (a)	1,594,799	42,613
Verisk Analytics, Inc. (a)	2,388,244	142,578
		389,666
Road & Rail - 2.3%
Canadian Pacific Railway Ltd. (e)	6,502,876	788,544
Hertz Global Holdings, Inc. (a)	6,508,342	161,407
J.B. Hunt Transport Services, Inc.	1,758,500	127,034
Union Pacific Corp.	6,875,688	1,060,781
		2,137,766
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (g)	1,624,500	44,820
Class A	4,347,311	119,942
W.W. Grainger, Inc.	1,502,705	378,952
		543,714
TOTAL INDUSTRIALS		5,690,276
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 0.3%
QUALCOMM, Inc.	4,462,600	272,576
Computers & Peripherals - 3.5%
Apple, Inc.	8,189,210	3,243,582
Hewlett-Packard Co.	2,019,572	50,085
Stratasys Ltd. (a)	117,151	9,810
		3,303,477
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A (f)	10,687,551	832,988
Internet Software & Services - 9.2%
Angie's List, Inc. (a)(e)	401,663	10,664
Constant Contact, Inc. (a)	1,356,490	21,799
Cornerstone OnDemand, Inc. (a)	2,374,629	102,798
Dropbox, Inc. (i)	5,464,028	54,640
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	17,054,097	$ 882,038
Facebook, Inc. Class A (a)	25,548,422	635,134
Google, Inc. Class A (a)	6,404,452	5,638,297
LinkedIn Corp. (a)	2,820,312	502,862
Marketo, Inc.	135,900	3,380
Shutterstock, Inc.	60,574	3,379
Tencent Holdings Ltd.	247,800	9,719
Textura Corp.	70,800	1,842
Trulia, Inc. (e)	1,104,756	34,347
Yahoo!, Inc. (a)	28,449,124	714,358
Zillow, Inc. (a)(e)	97,556	5,492
		8,620,749
IT Services - 5.3%
Accenture PLC Class A	11,320,591	814,630
Alliance Data Systems Corp. (a)	1,493,730	270,410
CGI Group, Inc. Class A (sub. vtg.) (a)	3,449,000	101,007
Fidelity National Information Services, Inc.	4,358,802	186,731
Fiserv, Inc. (a)	1,576,913	137,838
FleetCor Technologies, Inc. (a)	461,950	37,557
Gartner, Inc. Class A (a)	531,100	30,267
IBM Corp.	43,258	8,267
MasterCard, Inc. Class A	2,537,367	1,457,717
Visa, Inc. Class A	10,234,432	1,870,342
		4,914,766
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (a)(e)	10,897,913	44,463
ARM Holdings PLC sponsored ADR	5,816,115	210,427
ASML Holding NV	717,736	56,773
Samsung Electronics Co. Ltd.	125,819	147,802
		459,465
Software - 2.4%
Activision Blizzard, Inc.	5,979,147	85,263
Adobe Systems, Inc. (a)	2,956,412	134,694
CA Technologies, Inc.	1,087,744	31,142
CommVault Systems, Inc. (a)	1,449,601	110,010
Concur Technologies, Inc. (a)(e)(f)	3,579,373	291,289
Infoblox, Inc. (a)	147,582	4,318
NetSuite, Inc. (a)	3,582,735	328,680
salesforce.com, Inc. (a)	14,224,384	543,087
ServiceNow, Inc.	3,102,401	125,306
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	1,565,283	$ 60,749
Splunk, Inc. (a)	2,909,989	134,907
Symantec Corp.	5,744,122	129,070
Trion World Network, Inc. warrants 8/10/17 (a)(i)	124,282	0*
Ultimate Software Group, Inc. (a)	893,293	104,774
Workday, Inc. Class A	2,757,482	176,727
		2,260,016
TOTAL INFORMATION TECHNOLOGY		20,664,037
MATERIALS - 3.2%
Chemicals - 2.1%
Eastman Chemical Co.	1,079,219	75,556
Ecolab, Inc.	4,316,298	367,705
Filtrona PLC	7,786,771	83,081
FMC Corp.	444,659	27,151
LyondellBasell Industries NV Class A	2,045,058	135,506
Mexichem S.A.B. de CV	1,310,855	5,462
Monsanto Co.	4,945,637	488,629
PPG Industries, Inc.	1,852,241	271,187
Sherwin-Williams Co.	1,580,028	279,033
Syngenta AG (Switzerland)	313,870	122,396
Valspar Corp.	507,356	32,811
W.R. Grace & Co. (a)	418,758	35,192
		1,923,709
Construction Materials - 0.0%
Eagle Materials, Inc.	723,537	47,949
Containers & Packaging - 0.1%
Ball Corp.	2,424	101
Rock-Tenn Co. Class A	1,393,039	139,137
		139,238
Metals & Mining - 0.8%
Argonaut Gold, Inc. (a)	956,300	5,174
B2Gold Corp. (a)(f)	51,467,699	109,620
B2Gold Corp. (a)(f)(g)	5,850,000	12,460
Dalradian Resources, Inc. (a)	228,970	126
Dalradian Resources, Inc. (a)(g)	3,000,000	1,654
Franco-Nevada Corp. (f)	10,228,348	366,166
Franco-Nevada Corp. warrants 6/16/17 (a)(f)(g)	342,250	1,106
Ivanplats Ltd. (g)	16,077,337	23,389
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
New Gold, Inc. (a)	3,908,673	$ 25,310
Premier Gold Mines Ltd. (a)(f)	5,434,400	9,456
Premier Gold Mines Ltd. (a)(f)(g)	3,850,000	6,699
Primero Mining Corp. (a)	302,800	1,353
Tahoe Resources, Inc. (a)	1,670,403	23,681
Tahoe Resources, Inc. (a)(g)	5,376,500	76,223
Turquoise Hill Resources Ltd. (a)	12,021,775	71,328
		733,745
Paper & Forest Products - 0.2%
International Paper Co.	4,026,966	178,435
TOTAL MATERIALS		3,023,076
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.)	1,296,200	50,778
SoftBank Corp.	1,192,100	69,392
		120,170
UTILITIES - 0.1%
Electric Utilities - 0.0%
ITC Holdings Corp.	407,875	37,239
Multi-Utilities - 0.1%
YTL Corp. Bhd	77,277,326	40,601
TOTAL UTILITIES		77,840
TOTAL COMMON STOCKS (Cost $53,402,924)		87,700,727
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	1,228,555	6,279
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (i)	2,100,446	28,629
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(i)	1,260,898	$ 12,609
Software - 0.1%
Trion World Network, Inc.:
8.00% (i)	333,435	1,427
Series C, 8.00% (a)(i)	3,950,196	16,907
Series C-1, 8.00% (a)(i)	310,705	1,330
		19,664
TOTAL INFORMATION TECHNOLOGY		32,273
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,248)		67,181
Nonconvertible Bonds - 0.0%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (i)		$ 2,693	2,693
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	14,286	18,863
TOTAL NONCONVERTIBLE BONDS (Cost $21,522)			21,556
Money Market Funds - 6.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	5,963,764,847	$ 5,963,765
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	193,551,178	193,551
TOTAL MONEY MARKET FUNDS (Cost $6,157,316)		6,157,316
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $59,673,010)		93,946,780
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(289,842)
NET ASSETS - 100%		$ 93,656,938
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $260,234,000 or 0.3% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $286,363,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc.: Series M-1, 8.00%	3/19/08	$ 22,464
9% 12/2/13	12/2/11	$ 2,693
Intarcia Therapeutics, Inc.	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 12/18/12	$ 57,827
Metro Bank PLC Class A	12/8/09 - 5/21/12	$ 37,356
Trion World Network, Inc.: warrants 8/10/17	8/10/10	$ 0*
8.00%	3/20/13	$ 1,754
Series C, 8.00%	8/22/08	$ 21,691
Series C-1, 8.00%	8/10/10	$ 1,706
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,895
Fidelity Securities Lending Cash Central Fund	3,570
Total	$ 5,465
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Data Systems Corp.	$ 395,341	$ -	$ 211,100	$ -	$ -
Allot Communications Ltd.	37,894	-	29,261	-	-
Amphenol Corp. Class A	609,379	89,400	-	2,220	832,988
B2Gold Corp.	112,214	8,956	-	-	109,620
B2Gold Corp. (144A)	20,937	-	-	-	12,460
Bluebird Bio, Inc.	-	13,251	-	-	14,385
Bluebird Bio, Inc. (formerly bluebird bio preferred stock)	9,615	-	-	-	22,863
CGA Mining Ltd. (Canada)	61,621	-	-	-	-
Chipotle Mexican Grill, Inc.	603,558	-	113,971	-	607,839
Concur Technologies, Inc.	218,282	43,451	17,976	-	291,289
D.R. Horton, Inc.	323,572	94,255	42,730	-	385,724
Discovery Communications, Inc.	1,038,085	7,755	22,556	-	1,245,279
Dunkin' Brands Group, Inc.	237,154	-	-	2,716	306,056
Five Below, Inc.	17,220	104,122	-	-	122,296
FleetMatics Group PLC	44,071	16,890	58,561	-	-
Franco-Nevada Corp.	755,693	19,220	136,023	3,825	366,166
Franco-Nevada Corp. warrants 6/16/17	3,045	-	-	-	1,106
Medusa Mining Ltd.	69,126	-	35,206	-	-
Metro Bank PLC Class A	43,393	-	-	-	40,628
Mettler-Toledo International, Inc.	463,490	22,760	9,278	-	494,518
Noble Energy, Inc.	1,778,823	-	-	9,267	2,099,480
Premier Gold Mines Ltd.	31,501	943	4,416	-	9,456
Premier Gold Mines Ltd. (144A)	16,256	-	-	-	6,699
Puma Biotechnology, Inc.	21,051	13,679	-	-	65,765
SolarWinds, Inc.	206,369	15,251	113,700	-	-
Tim Hortons, Inc. (Canada)	550,631	-	126,583	4,363	475,193
TripAdvisor, Inc.	252,835	110,317	-	-	497,717
Total	$ 7,921,156	$ 560,250	$ 921,361	$ 22,391	$ 8,007,527
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,481,950	$ 17,983,853	$ 388,535	$ 109,562
Consumer Staples	8,582,343	8,582,343	-	-
Energy	4,598,977	4,598,977	-	-
Financials	15,089,770	14,640,658	408,484	40,628
Health Care	11,407,196	11,013,005	365,562	28,629
Industrials	5,690,276	5,645,874	44,402	-
Information Technology	20,696,310	20,609,397	-	86,913
Materials	3,023,076	2,900,680	122,396	-
Telecommunication Services	120,170	50,778	69,392	-
Utilities	77,840	77,840	-	-
Corporate Bonds	21,556	-	18,863	2,693
Money Market Funds	6,157,316	6,157,316	-	-
Total Investments in Securities:	$ 93,946,780	$ 92,260,721	$ 1,417,634	$ 268,425

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,238,402
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.6%
Canada	2.9%
Ireland	1.7%
United Kingdom	1.1%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013

Assets
Investment in securities, at value (including securities loaned of $185,596) - See accompanying schedule: Unaffiliated issuers (cost $49,402,512)	$ 79,781,937
Fidelity Central Funds (cost $6,157,316)	6,157,316
Other affiliated issuers (cost $4,113,182)	8,007,527
Total Investments (cost $59,673,010)		$ 93,946,780
Cash		2,425
Foreign currency held at value (cost $6,360)		6,360
Receivable for investments sold		421,291
Receivable for fund shares sold		94,763
Dividends receivable		51,385
Interest receivable		2,100
Distributions receivable from Fidelity Central Funds		946
Other receivables		2,836
Total assets		94,528,886

Liabilities
Payable for investments purchased	$ 492,409
Payable for fund shares redeemed	139,210
Accrued management fee	33,539
Other affiliated payables	10,275
Other payables and accrued expenses	2,964
Collateral on securities loaned, at value	193,551
Total liabilities		871,948

Net Assets		$ 93,656,938
Net Assets consist of:
Paid in capital		$ 55,238,975
Undistributed net investment income		166,167
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,978,149
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,273,647
Net Assets		$ 93,656,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013

Contrafund: Net Asset Value, offering price and redemption price per share ($63,939,419 ÷ 746,597 shares)	$ 85.64

Class K: Net Asset Value, offering price and redemption price per share ($29,717,519 ÷ 347,071 shares)	$ 85.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013

Investment Income
Dividends (including $22,391 earned from other affiliated issuers)		$ 512,925
Interest		925
Income from Fidelity Central Funds		5,465
Total income		519,315

Expenses
Management fee Basic fee	$ 254,021
Performance adjustment	(16,190)
Transfer agent fees	57,948
Accounting and security lending fees	1,625
Custodian fees and expenses	884
Independent trustees' compensation	275
Appreciation in deferred trustee compensation account	1
Registration fees	515
Audit	142
Legal	93
Miscellaneous	494
Total expenses before reductions	299,808
Expense reductions	(1,735)	298,073
Net investment income (loss)		221,242
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,570,349
Other affiliated issuers	107,219
Foreign currency transactions	(3,271)
Total net realized gain (loss)		4,674,297
Change in net unrealized appreciation (depreciation) on: Investment securities	4,773,556
Assets and liabilities in foreign currencies	(132)
Total change in net unrealized appreciation (depreciation)		4,773,424
Net gain (loss)		9,447,721
Net increase (decrease) in net assets resulting from operations		$ 9,668,963

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 221,242	$ 353,214
Net realized gain (loss)	4,674,297	5,401,710
Change in net unrealized appreciation (depreciation)	4,773,424	6,122,704
Net increase (decrease) in net assets resulting from operations	9,668,963	11,877,628
Distributions to shareholders from net investment income	-	(234,540)
Distributions to shareholders from net realized gain	(814,222)	(699,796)
Total distributions	(814,222)	(934,336)
Share transactions - net increase (decrease)	389,143	745,692
Total increase (decrease) in net assets	9,243,884	11,688,984

Net Assets
Beginning of period	84,413,054	72,724,070
End of period (including undistributed net investment income of $166,167 and accumulated net investment loss of $55,075, respectively)	$ 93,656,938	$ 84,413,054

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 77.57	$ 67.45	$ 67.73	$ 58.28	$ 45.26	$ 73.11
Income from Investment Operations
Net investment income (loss) D	.19	.30	.04	(.02)	.11	.23
Net realized and unrealized gain (loss)	8.63	10.66	(.13)	9.86	13.11	(27.22)
Total from investment operations	8.82	10.96	(.09)	9.84	13.22	(26.99)
Distributions from net investment income	-	(.19) G	(.04)	(.01)	(.11)	(.21)
Distributions from net realized gain	(.75)	(.65) G	(.15)	(.38)	(.09)	(.65)
Total distributions	(.75)	(.84)	(.19)	(.39)	(.20) I	(.86)
Net asset value, end of period	$ 85.64	$ 77.57	$ 67.45	$ 67.73	$ 58.28	$ 45.26
Total Return B, C	11.42%	16.26%	(.14)%	16.93%	29.23%	(37.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.74%	.81%	.92%	1.02%	.95%
Expenses net of fee waivers, if any	.69% A	.74%	.81%	.92%	1.02%	.95%
Expenses net of all reductions	.69% A	.74%	.81%	.91%	1.01%	.94%
Net investment income (loss)	.45% A	.40%	.06%	(.03)%	.22%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 63,939	$ 58,769	$ 54,677	$ 60,498	$ 57,225	$ 45,149
Portfolio turnover rate F	42% A	48%	55%	46%	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2013	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 77.51	$ 67.40	$ 67.70	$ 58.25	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.23	.39	.12	.06	.19	.22
Net realized and unrealized gain (loss)	8.63	10.65	(.14)	9.87	13.11	(23.30)
Total from investment operations	8.86	11.04	(.02)	9.93	13.30	(23.08)
Distributions from net investment income	-	(.28) H	(.13)	(.01)	(.20)	(.28)
Distributions from net realized gain	(.75)	(.65) H	(.15)	(.47)	(.09)	-
Total distributions	(.75)	(.93)	(.28)	(.48)	(.28) J	(.28)
Net asset value, end of period	$ 85.62	$ 77.51	$ 67.40	$ 67.70	$ 58.25	$ 45.23
Total Return B, C	11.48%	16.40%	(.02)%	17.09%	29.43%	(33.63)%
Ratios to Average Net Assets E, I
Expenses before reductions	.58% A	.63%	.69%	.79%	.86%	.82% A
Expenses net of fee waivers, if any	.58% A	.63%	.69%	.79%	.86%	.82% A
Expenses net of all reductions	.57% A	.62%	.69%	.78%	.85%	.82% A
Net investment income (loss)	.56% A	.51%	.18%	.10%	.38%	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 29,718	$ 25,644	$ 18,047	$ 14,034	$ 6,749	$ 3,301
Portfolio turnover rate F	42% A	48%	55%	46%	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Contrafund® (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,385,156
Gross unrealized depreciation	(714,516)
Net unrealized appreciation (depreciation) on securities and other investments	$ 33,670,640

Tax cost	$ 60,276,140

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,386,484 and $23,410,448, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 50,907.16
Class K	7,041.05
	$ 57,948

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $308 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $113 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $42,281. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,570, including $108 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,639 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $95.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Contrafund	$ -	$ 142,141
Class K	-	92,399
Total	$ -	$ 234,540
From net realized gain
Contrafund	$ 563,555	$ 488,008
Class K	250,667	211,788
Total	$ 814,222	$ 699,796

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Contrafund
Shares sold	56,508	111,368	$ 4,706,383	$ 8,438,526
Reinvestment of distributions	6,686	7,912	543,217	607,022
Shares redeemed	(74,232)	(172,284)	(6,190,555)	(12,991,518)
Net increase (decrease)	(11,038)	(53,004)	$ (940,955)	$ (3,945,970)
Class K
Shares sold	44,147	117,840	$ 3,666,040	$ 8,818,893
Reinvestment of distributions	3,087	3,969	250,667	304,187
Shares redeemed	(31,019)	(58,709)	(2,586,609)	(4,431,418)
Net increase (decrease)	16,215	63,100	$ 1,330,098	$ 4,691,662

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, and the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CON-USAN-0813
1.787777.110

Fidelity®

Contrafund®-
Class K

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Contrafund	.69%
Actual		$ 1,000.00	$ 1,114.20	$ 3.62
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Class K	.58%
Actual		$ 1,000.00	$ 1,114.80	$ 3.04
Hypothetical A		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	6.0	5.3
Berkshire Hathaway, Inc. Class A	4.0	3.5
Apple, Inc.	3.5	7.3
Wells Fargo & Co.	2.9	2.5
The Walt Disney Co.	2.3	2.3
Noble Energy, Inc.	2.2	2.1
The Coca-Cola Co.	2.2	2.5
Biogen Idec, Inc.	2.0	1.5
Visa, Inc. Class A	2.0	1.9
TJX Companies, Inc.	1.9	1.8
	29.0
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.2	27.9
Consumer Discretionary	19.7	20.0
Financials	16.1	13.3
Health Care	12.1	12.0
Consumer Staples	9.2	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 93.6%		Stocks 98.7%
	Bonds 0.0%†		Bonds 0.0%†
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 6.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments	10.4%	** Foreign investments	12.9%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 0.1%
Delphi Automotive PLC	2,330,818	$ 118,149
Automobiles - 0.6%
Honda Motor Co. Ltd.	2,396,000	89,010
Tesla Motors, Inc. (a)(e)	3,134,282	336,716
Toyota Motor Corp.	2,433,100	146,759
		572,485
Distributors - 0.1%
LKQ Corp. (a)	4,647,218	119,666
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)(f)	1,668,283	607,839
Chuys Holdings, Inc.	309,177	11,854
Dunkin' Brands Group, Inc. (f)	7,147,490	306,056
InterContinental Hotel Group PLC	265,987	7,310
Las Vegas Sands Corp.	1,041,490	55,126
Marriott International, Inc. Class A	455,615	18,393
McDonald's Corp.	7,534,066	745,873
Noodles & Co.	707,242	25,991
Paddy Power PLC (Ireland)	544,435	46,715
Starbucks Corp.	12,973,354	849,625
Tim Hortons, Inc. (Canada) (f)	8,786,232	475,193
		3,149,975
Household Durables - 1.2%
D.R. Horton, Inc. (f)	18,126,108	385,724
Lennar Corp. Class A	8,246,684	297,210
PulteGroup, Inc. (a)	16,843,960	319,530
SodaStream International Ltd. (a)	89,232	6,483
Whirlpool Corp.	726,823	83,119
		1,092,066
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	5,891,215	1,635,931
ASOS PLC (a)	1,059,502	65,183
Liberty Media Corp.:
Interactive Series A (a)	2,555,166	58,794
Series A (a)	130,212	11,069
Netflix, Inc. (a)(e)	479,932	101,309
priceline.com, Inc. (a)	826,760	683,838
Rakuten, Inc.	5,733,300	67,796
TripAdvisor, Inc. (a)(f)	8,176,721	497,717
		3,121,637
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Mattel, Inc.	436,144	$ 19,762
Polaris Industries, Inc.	749,401	71,193
		90,955
Media - 5.6%
CBS Corp. Class B	1,155,134	56,451
Charter Communications, Inc. Class A (a)	1,097,324	135,904
Comcast Corp. Class A	17,621,388	737,984
DIRECTV (a)	2,988,250	184,136
Discovery Communications, Inc. (a)(f)	16,128,474	1,245,279
Legend Pictures LLC (a)(h)(i)	52,165	87,820
Liberty Global PLC Class A (a)	2,581,844	191,263
Liberty Media Corp. Class A (a)	2,199,145	278,764
Omnicom Group, Inc.	1,630,186	102,490
Rightmove PLC	620,117	19,656
Starz - Liberty Capital Series A (a)	847,987	18,741
The Walt Disney Co.	34,122,203	2,154,817
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	15,463
		5,228,768
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	324,528	16,499
Macy's, Inc.	1,256,654	60,319
		76,818
Specialty Retail - 3.7%
Bed Bath & Beyond, Inc. (a)	5,346,320	379,054
Best Buy Co., Inc.	1,184,666	32,377
Fast Retailing Co. Ltd.	230,100	77,660
Five Below, Inc. (f)	3,326,868	122,296
GNC Holdings, Inc.	1,177,464	52,056
Home Depot, Inc.	4,609,239	357,078
O'Reilly Automotive, Inc. (a)	627,881	70,712
Ross Stores, Inc.	5,407,737	350,475
Tile Shop Holdings, Inc. (a)	493,700	14,298
TJX Companies, Inc.	35,683,869	1,786,334
Tractor Supply Co.	343,867	40,442
Urban Outfitters, Inc. (a)	4,616,000	185,656
		3,468,438
Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings Ltd. (a)	2,500,207	155,063
NIKE, Inc. Class B	14,282,867	909,533
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	403,311	$ 50,434
Under Armour, Inc. Class A (sub. vtg.) (a)	4,339,778	259,128
VF Corp.	324,026	62,556
		1,436,714
TOTAL CONSUMER DISCRETIONARY		18,475,671
CONSUMER STAPLES - 9.2%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	5,000,118	451,311
Boston Beer Co., Inc. Class A (a)	526,407	89,826
Coca-Cola Icecek A/S	1,335,698	38,436
The Coca-Cola Co.	52,329,115	2,098,921
		2,678,494
Food & Staples Retailing - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	120,100	7,126
Costco Wholesale Corp.	6,575,916	727,099
CVS Caremark Corp.	12,419,323	710,137
Fairway Group Holdings Corp. (e)	209,220	5,057
Jeronimo Martins SGPS SA	852,300	17,961
Kroger Co.	927,740	32,044
Tesco PLC	6,521,278	32,870
Wal-Mart Stores, Inc.	12,704,955	946,392
Whole Foods Market, Inc.	384,454	19,792
		2,498,478
Food Products - 0.5%
Associated British Foods PLC	7,117,999	187,833
Green Mountain Coffee Roasters, Inc. (a)	265,482	19,927
Mondelez International, Inc.	7,772,057	221,737
Orion Corp.	25,754	21,484
Want Want China Holdings Ltd.	25,013,000	35,217
		486,198
Household Products - 2.0%
Colgate-Palmolive Co.	25,734,302	1,474,318
Kimberly-Clark Corp.	1,819,950	176,790
Procter & Gamble Co.	2,842,995	218,882
Reckitt Benckiser Group PLC	641,989	45,385
		1,915,375
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	14,535,412	$ 955,994
L'Oreal SA	290,899	47,804
		1,003,798
TOTAL CONSUMER STAPLES		8,582,343
ENERGY - 4.9%
Energy Equipment & Services - 0.1%
Cameron International Corp. (a)	937,530	57,339
Schlumberger Ltd.	108,024	7,741
		65,080
Oil, Gas & Consumable Fuels - 4.8%
Americas Petrogas, Inc. (a)(g)	3,562,500	3,015
Anadarko Petroleum Corp.	5,900,816	507,057
Birchcliff Energy Ltd. (a)	3,708,400	28,773
Birchcliff Energy Ltd. (a)(g)	1,900,000	14,742
Cabot Oil & Gas Corp.	1,268,911	90,118
Canadian Natural Resources Ltd.	27,136	765
Cobalt International Energy, Inc. (a)	3,768,914	100,140
Concho Resources, Inc. (a)	500,820	41,929
Continental Resources, Inc. (a)	984,744	84,747
EOG Resources, Inc.	5,654,893	744,636
EQT Corp.	386,609	30,685
Frontline 2012 Ltd. (a)(g)	2,292,900	13,966
Madalena Ventures, Inc. (a)(g)	9,370,500	2,495
Marathon Petroleum Corp.	2,407,938	171,108
Murphy Oil Corp.	1,506,400	91,725
Noble Energy, Inc. (f)	34,968,018	2,099,480
Oasis Petroleum, Inc. (a)	397,641	15,456
Phillips 66	2,480,074	146,101
Pioneer Natural Resources Co.	722,881	104,637
TAG Oil Ltd. (a)(g)	1,365,935	3,857
Tourmaline Oil Corp. (a)	4,559,700	182,657
Tourmaline Oil Corp. (a)(g)	1,363,300	54,612
TransAtlantic Petroleum Ltd. (a)(g)	1,734,051	1,196
		4,533,897
TOTAL ENERGY		4,598,977
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 16.1%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	2,128,661	$ 172,166
BlackRock, Inc. Class A	1,496,098	384,273
Charles Schwab Corp.	2,821,457	59,900
Morgan Stanley	8,273,923	202,132
Oaktree Capital Group LLC Class A	1,911,972	100,474
T. Rowe Price Group, Inc.	1,032,334	75,515
WisdomTree Investments, Inc. (a)	1,594,282	18,446
		1,012,906
Commercial Banks - 4.9%
Bank of Ireland (a)	1,355,755,122	275,084
HDFC Bank Ltd. sponsored ADR	1,778,157	64,440
M&T Bank Corp.	2,107,285	235,489
Metro Bank PLC Class A (a)(f)(i)	2,671,250	40,628
PNC Financial Services Group, Inc.	5,401,100	393,848
PT Bank Rakyat Indonesia Tbk	8,541,500	6,670
Shinsei Bank Ltd.	20,068,000	45,571
U.S. Bancorp	22,450,330	811,579
Wells Fargo & Co.	65,688,188	2,710,952
		4,584,261
Consumer Finance - 1.0%
American Express Co.	12,867,078	961,943
Diversified Financial Services - 1.7%
Citigroup, Inc.	22,782,692	1,092,886
IntercontinentalExchange, Inc. (a)	691,486	122,919
JPMorgan Chase & Co.	5,827,435	307,630
Kotak Mahindra Bank Ltd.	3,527,186	42,789
ORIX Corp.	3,062,700	41,796
		1,608,020
Insurance - 6.6%
ACE Ltd.	7,326,487	655,574
Admiral Group PLC	3,034,161	61,238
AIA Group Ltd.	71,783,800	304,033
Berkshire Hathaway, Inc. Class A (a)	22,342	3,766,861
Direct Line Insurance Group PLC	15,998,500	56,696
esure Group PLC	10,696,300	52,856
Fairfax Financial Holdings Ltd. (sub. vtg.)	152,622	60,017
Marsh & McLennan Companies, Inc.	5,508,692	219,907
Prudential PLC	2,820,190	46,033
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	7,408,863	$ 627,160
The Travelers Companies, Inc.	4,579,714	366,011
		6,216,386
Real Estate Investment Trusts - 0.5%
American Tower Corp.	6,309,667	461,678
Simon Property Group, Inc.	127,144	20,079
		481,757
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	2,117,250	18,930
Kennedy-Wilson Holdings, Inc.	80,694	1,343
Realogy Holdings Corp.	3,331,074	160,025
		180,298
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd. (a)	2,993,360	44,199
TOTAL FINANCIALS		15,089,770
HEALTH CARE - 12.1%
Biotechnology - 4.6%
Aegerion Pharmaceuticals, Inc. (a)	89,840	5,690
Alnylam Pharmaceuticals, Inc. (a)	552,625	17,137
Amgen, Inc.	8,455,793	834,249
Biogen Idec, Inc. (a)	8,821,346	1,898,354
BioMarin Pharmaceutical, Inc. (a)	1,369,499	76,404
Bluebird Bio, Inc. (f)	576,100	14,385
Bluebird Bio, Inc. (f)	1,017,341	22,863
Celgene Corp. (a)	1,325,017	154,908
Celldex Therapeutics, Inc. (a)	1,426,681	22,270
CSL Ltd.	877,728	49,432
Gilead Sciences, Inc. (a)	14,006,908	717,294
Intercept Pharmaceuticals, Inc.	574,200	25,747
Puma Biotechnology, Inc. (a)(f)	1,482,205	65,765
Regeneron Pharmaceuticals, Inc. (a)	1,053,887	236,998
Vertex Pharmaceuticals, Inc. (a)	1,727,403	137,968
		4,279,464
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	7,115,190	248,178
Becton, Dickinson & Co.	242,268	23,943
Boston Scientific Corp. (a)	17,481,560	162,054
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	172,100	$ 18,704
CareFusion Corp. (a)	1,281,906	47,238
Covidien PLC	3,491,078	219,379
Intuitive Surgical, Inc. (a)	43,307	21,938
Medtronic, Inc.	3,480,431	179,138
ResMed, Inc. (e)	1,694,731	76,483
St. Jude Medical, Inc.	520,900	23,769
Stryker Corp.	3,185,222	206,020
The Cooper Companies, Inc.	402,932	47,969
		1,274,813
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	2,359,484	131,730
Catamaran Corp. (a)	181,700	8,844
CIGNA Corp.	2,978,539	215,914
DaVita, Inc. (a)	1,212,660	146,489
Henry Schein, Inc. (a)	1,108,253	106,115
McKesson Corp.	1,204,143	137,874
UnitedHealth Group, Inc.	9,203,992	602,677
		1,349,643
Health Care Technology - 0.7%
Cerner Corp. (a)	6,971,686	669,909
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SA	9,300	1,965
Fluidigm Corp. (a)(i)	1,027,387	17,938
Mettler-Toledo International, Inc. (a)(f)	2,457,845	494,518
PAREXEL International Corp. (a)	1,813,794	83,326
Thermo Fisher Scientific, Inc.	2,757,742	233,388
Waters Corp. (a)	873,923	87,436
		918,571
Pharmaceuticals - 3.1%
AbbVie, Inc.	16,614,136	686,828
Actavis, Inc. (a)	437,844	55,265
Astellas Pharma, Inc.	184,700	10,034
Bayer AG	4,744,095	505,930
Eli Lilly & Co.	1,449,581	71,203
Johnson & Johnson	9,165,554	786,954
Novo Nordisk A/S Series B	1,512,910	235,201
Perrigo Co.	1,555,937	188,268
Salix Pharmaceuticals Ltd. (a)	356,381	23,575
Sanofi SA	942,766	97,464
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,255,476	$ 194,472
Zoetis, Inc. Class A (e)	1,002,700	30,973
		2,886,167
TOTAL HEALTH CARE		11,378,567
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	2,175,684	172,619
Precision Castparts Corp.	456,709	103,221
United Technologies Corp.	1,231,477	114,453
		390,293
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	442,007	38,225
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	2,022,635	104,226
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	1,257,728	48,724
Commercial Services & Supplies - 0.5%
Edenred SA	2,373,933	72,616
Stericycle, Inc. (a)	3,146,208	347,436
Swisher Hygiene, Inc. (a)	6,357,060	5,466
		425,518
Electrical Equipment - 0.1%
Eaton Corp. PLC	1,005,435	66,168
Generac Holdings, Inc.	968,034	35,827
Roper Industries, Inc.	262,666	32,628
		134,623
Industrial Conglomerates - 1.1%
3M Co.	2,951,155	322,709
Danaher Corp.	11,101,790	702,743
		1,025,452
Machinery - 0.5%
Chart Industries, Inc. (a)	127,629	12,009
Illinois Tool Works, Inc.	3,968,747	274,518
Kubota Corp.	3,051,000	44,402
PACCAR, Inc.	314,354	16,868
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Proto Labs, Inc. (a)	520,874	$ 33,841
Snap-On, Inc.	787,999	70,431
		452,069
Professional Services - 0.4%
Experian PLC	9,506,662	165,268
Intertek Group PLC	881,900	39,207
On Assignment, Inc. (a)	1,594,799	42,613
Verisk Analytics, Inc. (a)	2,388,244	142,578
		389,666
Road & Rail - 2.3%
Canadian Pacific Railway Ltd. (e)	6,502,876	788,544
Hertz Global Holdings, Inc. (a)	6,508,342	161,407
J.B. Hunt Transport Services, Inc.	1,758,500	127,034
Union Pacific Corp.	6,875,688	1,060,781
		2,137,766
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (g)	1,624,500	44,820
Class A	4,347,311	119,942
W.W. Grainger, Inc.	1,502,705	378,952
		543,714
TOTAL INDUSTRIALS		5,690,276
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 0.3%
QUALCOMM, Inc.	4,462,600	272,576
Computers & Peripherals - 3.5%
Apple, Inc.	8,189,210	3,243,582
Hewlett-Packard Co.	2,019,572	50,085
Stratasys Ltd. (a)	117,151	9,810
		3,303,477
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A (f)	10,687,551	832,988
Internet Software & Services - 9.2%
Angie's List, Inc. (a)(e)	401,663	10,664
Constant Contact, Inc. (a)	1,356,490	21,799
Cornerstone OnDemand, Inc. (a)	2,374,629	102,798
Dropbox, Inc. (i)	5,464,028	54,640
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	17,054,097	$ 882,038
Facebook, Inc. Class A (a)	25,548,422	635,134
Google, Inc. Class A (a)	6,404,452	5,638,297
LinkedIn Corp. (a)	2,820,312	502,862
Marketo, Inc.	135,900	3,380
Shutterstock, Inc.	60,574	3,379
Tencent Holdings Ltd.	247,800	9,719
Textura Corp.	70,800	1,842
Trulia, Inc. (e)	1,104,756	34,347
Yahoo!, Inc. (a)	28,449,124	714,358
Zillow, Inc. (a)(e)	97,556	5,492
		8,620,749
IT Services - 5.3%
Accenture PLC Class A	11,320,591	814,630
Alliance Data Systems Corp. (a)	1,493,730	270,410
CGI Group, Inc. Class A (sub. vtg.) (a)	3,449,000	101,007
Fidelity National Information Services, Inc.	4,358,802	186,731
Fiserv, Inc. (a)	1,576,913	137,838
FleetCor Technologies, Inc. (a)	461,950	37,557
Gartner, Inc. Class A (a)	531,100	30,267
IBM Corp.	43,258	8,267
MasterCard, Inc. Class A	2,537,367	1,457,717
Visa, Inc. Class A	10,234,432	1,870,342
		4,914,766
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (a)(e)	10,897,913	44,463
ARM Holdings PLC sponsored ADR	5,816,115	210,427
ASML Holding NV	717,736	56,773
Samsung Electronics Co. Ltd.	125,819	147,802
		459,465
Software - 2.4%
Activision Blizzard, Inc.	5,979,147	85,263
Adobe Systems, Inc. (a)	2,956,412	134,694
CA Technologies, Inc.	1,087,744	31,142
CommVault Systems, Inc. (a)	1,449,601	110,010
Concur Technologies, Inc. (a)(e)(f)	3,579,373	291,289
Infoblox, Inc. (a)	147,582	4,318
NetSuite, Inc. (a)	3,582,735	328,680
salesforce.com, Inc. (a)	14,224,384	543,087
ServiceNow, Inc.	3,102,401	125,306
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	1,565,283	$ 60,749
Splunk, Inc. (a)	2,909,989	134,907
Symantec Corp.	5,744,122	129,070
Trion World Network, Inc. warrants 8/10/17 (a)(i)	124,282	0*
Ultimate Software Group, Inc. (a)	893,293	104,774
Workday, Inc. Class A	2,757,482	176,727
		2,260,016
TOTAL INFORMATION TECHNOLOGY		20,664,037
MATERIALS - 3.2%
Chemicals - 2.1%
Eastman Chemical Co.	1,079,219	75,556
Ecolab, Inc.	4,316,298	367,705
Filtrona PLC	7,786,771	83,081
FMC Corp.	444,659	27,151
LyondellBasell Industries NV Class A	2,045,058	135,506
Mexichem S.A.B. de CV	1,310,855	5,462
Monsanto Co.	4,945,637	488,629
PPG Industries, Inc.	1,852,241	271,187
Sherwin-Williams Co.	1,580,028	279,033
Syngenta AG (Switzerland)	313,870	122,396
Valspar Corp.	507,356	32,811
W.R. Grace & Co. (a)	418,758	35,192
		1,923,709
Construction Materials - 0.0%
Eagle Materials, Inc.	723,537	47,949
Containers & Packaging - 0.1%
Ball Corp.	2,424	101
Rock-Tenn Co. Class A	1,393,039	139,137
		139,238
Metals & Mining - 0.8%
Argonaut Gold, Inc. (a)	956,300	5,174
B2Gold Corp. (a)(f)	51,467,699	109,620
B2Gold Corp. (a)(f)(g)	5,850,000	12,460
Dalradian Resources, Inc. (a)	228,970	126
Dalradian Resources, Inc. (a)(g)	3,000,000	1,654
Franco-Nevada Corp. (f)	10,228,348	366,166
Franco-Nevada Corp. warrants 6/16/17 (a)(f)(g)	342,250	1,106
Ivanplats Ltd. (g)	16,077,337	23,389
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
New Gold, Inc. (a)	3,908,673	$ 25,310
Premier Gold Mines Ltd. (a)(f)	5,434,400	9,456
Premier Gold Mines Ltd. (a)(f)(g)	3,850,000	6,699
Primero Mining Corp. (a)	302,800	1,353
Tahoe Resources, Inc. (a)	1,670,403	23,681
Tahoe Resources, Inc. (a)(g)	5,376,500	76,223
Turquoise Hill Resources Ltd. (a)	12,021,775	71,328
		733,745
Paper & Forest Products - 0.2%
International Paper Co.	4,026,966	178,435
TOTAL MATERIALS		3,023,076
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.)	1,296,200	50,778
SoftBank Corp.	1,192,100	69,392
		120,170
UTILITIES - 0.1%
Electric Utilities - 0.0%
ITC Holdings Corp.	407,875	37,239
Multi-Utilities - 0.1%
YTL Corp. Bhd	77,277,326	40,601
TOTAL UTILITIES		77,840
TOTAL COMMON STOCKS (Cost $53,402,924)		87,700,727
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	1,228,555	6,279
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (i)	2,100,446	28,629
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(i)	1,260,898	$ 12,609
Software - 0.1%
Trion World Network, Inc.:
8.00% (i)	333,435	1,427
Series C, 8.00% (a)(i)	3,950,196	16,907
Series C-1, 8.00% (a)(i)	310,705	1,330
		19,664
TOTAL INFORMATION TECHNOLOGY		32,273
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,248)		67,181
Nonconvertible Bonds - 0.0%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (i)		$ 2,693	2,693
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	14,286	18,863
TOTAL NONCONVERTIBLE BONDS (Cost $21,522)			21,556
Money Market Funds - 6.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	5,963,764,847	$ 5,963,765
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	193,551,178	193,551
TOTAL MONEY MARKET FUNDS (Cost $6,157,316)		6,157,316
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $59,673,010)		93,946,780
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(289,842)
NET ASSETS - 100%		$ 93,656,938
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $260,234,000 or 0.3% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $286,363,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc.: Series M-1, 8.00%	3/19/08	$ 22,464
9% 12/2/13	12/2/11	$ 2,693
Intarcia Therapeutics, Inc.	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 12/18/12	$ 57,827
Metro Bank PLC Class A	12/8/09 - 5/21/12	$ 37,356
Trion World Network, Inc.: warrants 8/10/17	8/10/10	$ 0*
8.00%	3/20/13	$ 1,754
Series C, 8.00%	8/22/08	$ 21,691
Series C-1, 8.00%	8/10/10	$ 1,706
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,895
Fidelity Securities Lending Cash Central Fund	3,570
Total	$ 5,465
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Data Systems Corp.	$ 395,341	$ -	$ 211,100	$ -	$ -
Allot Communications Ltd.	37,894	-	29,261	-	-
Amphenol Corp. Class A	609,379	89,400	-	2,220	832,988
B2Gold Corp.	112,214	8,956	-	-	109,620
B2Gold Corp. (144A)	20,937	-	-	-	12,460
Bluebird Bio, Inc.	-	13,251	-	-	14,385
Bluebird Bio, Inc. (formerly bluebird bio preferred stock)	9,615	-	-	-	22,863
CGA Mining Ltd. (Canada)	61,621	-	-	-	-
Chipotle Mexican Grill, Inc.	603,558	-	113,971	-	607,839
Concur Technologies, Inc.	218,282	43,451	17,976	-	291,289
D.R. Horton, Inc.	323,572	94,255	42,730	-	385,724
Discovery Communications, Inc.	1,038,085	7,755	22,556	-	1,245,279
Dunkin' Brands Group, Inc.	237,154	-	-	2,716	306,056
Five Below, Inc.	17,220	104,122	-	-	122,296
FleetMatics Group PLC	44,071	16,890	58,561	-	-
Franco-Nevada Corp.	755,693	19,220	136,023	3,825	366,166
Franco-Nevada Corp. warrants 6/16/17	3,045	-	-	-	1,106
Medusa Mining Ltd.	69,126	-	35,206	-	-
Metro Bank PLC Class A	43,393	-	-	-	40,628
Mettler-Toledo International, Inc.	463,490	22,760	9,278	-	494,518
Noble Energy, Inc.	1,778,823	-	-	9,267	2,099,480
Premier Gold Mines Ltd.	31,501	943	4,416	-	9,456
Premier Gold Mines Ltd. (144A)	16,256	-	-	-	6,699
Puma Biotechnology, Inc.	21,051	13,679	-	-	65,765
SolarWinds, Inc.	206,369	15,251	113,700	-	-
Tim Hortons, Inc. (Canada)	550,631	-	126,583	4,363	475,193
TripAdvisor, Inc.	252,835	110,317	-	-	497,717
Total	$ 7,921,156	$ 560,250	$ 921,361	$ 22,391	$ 8,007,527
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,481,950	$ 17,983,853	$ 388,535	$ 109,562
Consumer Staples	8,582,343	8,582,343	-	-
Energy	4,598,977	4,598,977	-	-
Financials	15,089,770	14,640,658	408,484	40,628
Health Care	11,407,196	11,013,005	365,562	28,629
Industrials	5,690,276	5,645,874	44,402	-
Information Technology	20,696,310	20,609,397	-	86,913
Materials	3,023,076	2,900,680	122,396	-
Telecommunication Services	120,170	50,778	69,392	-
Utilities	77,840	77,840	-	-
Corporate Bonds	21,556	-	18,863	2,693
Money Market Funds	6,157,316	6,157,316	-	-
Total Investments in Securities:	$ 93,946,780	$ 92,260,721	$ 1,417,634	$ 268,425

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,238,402
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.6%
Canada	2.9%
Ireland	1.7%
United Kingdom	1.1%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013

Assets
Investment in securities, at value (including securities loaned of $185,596) - See accompanying schedule: Unaffiliated issuers (cost $49,402,512)	$ 79,781,937
Fidelity Central Funds (cost $6,157,316)	6,157,316
Other affiliated issuers (cost $4,113,182)	8,007,527
Total Investments (cost $59,673,010)		$ 93,946,780
Cash		2,425
Foreign currency held at value (cost $6,360)		6,360
Receivable for investments sold		421,291
Receivable for fund shares sold		94,763
Dividends receivable		51,385
Interest receivable		2,100
Distributions receivable from Fidelity Central Funds		946
Other receivables		2,836
Total assets		94,528,886

Liabilities
Payable for investments purchased	$ 492,409
Payable for fund shares redeemed	139,210
Accrued management fee	33,539
Other affiliated payables	10,275
Other payables and accrued expenses	2,964
Collateral on securities loaned, at value	193,551
Total liabilities		871,948

Net Assets		$ 93,656,938
Net Assets consist of:
Paid in capital		$ 55,238,975
Undistributed net investment income		166,167
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,978,149
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,273,647
Net Assets		$ 93,656,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013

Contrafund: Net Asset Value, offering price and redemption price per share ($63,939,419 ÷ 746,597 shares)	$ 85.64

Class K: Net Asset Value, offering price and redemption price per share ($29,717,519 ÷ 347,071 shares)	$ 85.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013

Investment Income
Dividends (including $22,391 earned from other affiliated issuers)		$ 512,925
Interest		925
Income from Fidelity Central Funds		5,465
Total income		519,315

Expenses
Management fee Basic fee	$ 254,021
Performance adjustment	(16,190)
Transfer agent fees	57,948
Accounting and security lending fees	1,625
Custodian fees and expenses	884
Independent trustees' compensation	275
Appreciation in deferred trustee compensation account	1
Registration fees	515
Audit	142
Legal	93
Miscellaneous	494
Total expenses before reductions	299,808
Expense reductions	(1,735)	298,073
Net investment income (loss)		221,242
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,570,349
Other affiliated issuers	107,219
Foreign currency transactions	(3,271)
Total net realized gain (loss)		4,674,297
Change in net unrealized appreciation (depreciation) on: Investment securities	4,773,556
Assets and liabilities in foreign currencies	(132)
Total change in net unrealized appreciation (depreciation)		4,773,424
Net gain (loss)		9,447,721
Net increase (decrease) in net assets resulting from operations		$ 9,668,963

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 221,242	$ 353,214
Net realized gain (loss)	4,674,297	5,401,710
Change in net unrealized appreciation (depreciation)	4,773,424	6,122,704
Net increase (decrease) in net assets resulting from operations	9,668,963	11,877,628
Distributions to shareholders from net investment income	-	(234,540)
Distributions to shareholders from net realized gain	(814,222)	(699,796)
Total distributions	(814,222)	(934,336)
Share transactions - net increase (decrease)	389,143	745,692
Total increase (decrease) in net assets	9,243,884	11,688,984

Net Assets
Beginning of period	84,413,054	72,724,070
End of period (including undistributed net investment income of $166,167 and accumulated net investment loss of $55,075, respectively)	$ 93,656,938	$ 84,413,054

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 77.57	$ 67.45	$ 67.73	$ 58.28	$ 45.26	$ 73.11
Income from Investment Operations
Net investment income (loss) D	.19	.30	.04	(.02)	.11	.23
Net realized and unrealized gain (loss)	8.63	10.66	(.13)	9.86	13.11	(27.22)
Total from investment operations	8.82	10.96	(.09)	9.84	13.22	(26.99)
Distributions from net investment income	-	(.19) G	(.04)	(.01)	(.11)	(.21)
Distributions from net realized gain	(.75)	(.65) G	(.15)	(.38)	(.09)	(.65)
Total distributions	(.75)	(.84)	(.19)	(.39)	(.20) I	(.86)
Net asset value, end of period	$ 85.64	$ 77.57	$ 67.45	$ 67.73	$ 58.28	$ 45.26
Total Return B, C	11.42%	16.26%	(.14)%	16.93%	29.23%	(37.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.74%	.81%	.92%	1.02%	.95%
Expenses net of fee waivers, if any	.69% A	.74%	.81%	.92%	1.02%	.95%
Expenses net of all reductions	.69% A	.74%	.81%	.91%	1.01%	.94%
Net investment income (loss)	.45% A	.40%	.06%	(.03)%	.22%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 63,939	$ 58,769	$ 54,677	$ 60,498	$ 57,225	$ 45,149
Portfolio turnover rate F	42% A	48%	55%	46%	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2013	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 77.51	$ 67.40	$ 67.70	$ 58.25	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.23	.39	.12	.06	.19	.22
Net realized and unrealized gain (loss)	8.63	10.65	(.14)	9.87	13.11	(23.30)
Total from investment operations	8.86	11.04	(.02)	9.93	13.30	(23.08)
Distributions from net investment income	-	(.28) H	(.13)	(.01)	(.20)	(.28)
Distributions from net realized gain	(.75)	(.65) H	(.15)	(.47)	(.09)	-
Total distributions	(.75)	(.93)	(.28)	(.48)	(.28) J	(.28)
Net asset value, end of period	$ 85.62	$ 77.51	$ 67.40	$ 67.70	$ 58.25	$ 45.23
Total Return B, C	11.48%	16.40%	(.02)%	17.09%	29.43%	(33.63)%
Ratios to Average Net Assets E, I
Expenses before reductions	.58% A	.63%	.69%	.79%	.86%	.82% A
Expenses net of fee waivers, if any	.58% A	.63%	.69%	.79%	.86%	.82% A
Expenses net of all reductions	.57% A	.62%	.69%	.78%	.85%	.82% A
Net investment income (loss)	.56% A	.51%	.18%	.10%	.38%	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 29,718	$ 25,644	$ 18,047	$ 14,034	$ 6,749	$ 3,301
Portfolio turnover rate F	42% A	48%	55%	46%	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Contrafund® (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,385,156
Gross unrealized depreciation	(714,516)
Net unrealized appreciation (depreciation) on securities and other investments	$ 33,670,640

Tax cost	$ 60,276,140

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,386,484 and $23,410,448, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 50,907.16
Class K	7,041.05
	$ 57,948

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $308 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $113 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $42,281. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,570, including $108 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,639 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $95.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Contrafund	$ -	$ 142,141
Class K	-	92,399
Total	$ -	$ 234,540
From net realized gain
Contrafund	$ 563,555	$ 488,008
Class K	250,667	211,788
Total	$ 814,222	$ 699,796

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Contrafund
Shares sold	56,508	111,368	$ 4,706,383	$ 8,438,526
Reinvestment of distributions	6,686	7,912	543,217	607,022
Shares redeemed	(74,232)	(172,284)	(6,190,555)	(12,991,518)
Net increase (decrease)	(11,038)	(53,004)	$ (940,955)	$ (3,945,970)
Class K
Shares sold	44,147	117,840	$ 3,666,040	$ 8,818,893
Reinvestment of distributions	3,087	3,969	250,667	304,187
Shares redeemed	(31,019)	(58,709)	(2,586,609)	(4,431,418)
Net increase (decrease)	16,215	63,100	$ 1,330,098	$ 4,691,662

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, and the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CON-K-USAN-0813
1.863192.104

Fidelity®

Series Opportunistic Insights Fund

Fidelity Series Opportunistic Insights
Fund

Class F

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Opportunistic Insights Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Series Opportunistic Insights	.77%
Actual		$ 1,000.00	$ 1,129.50	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class F	.58%
Actual		$ 1,000.00	$ 1,130.50	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	5.5	4.9
Gilead Sciences, Inc.	4.0	4.0
Facebook, Inc. Class A	3.5	4.8
Berkshire Hathaway, Inc. Class A	3.4	3.1
Biogen Idec, Inc.	3.1	2.4
MasterCard, Inc. Class A	2.8	3.6
EOG Resources, Inc.	2.7	3.1
Amazon.com, Inc.	2.1	3.0
Citigroup, Inc.	2.0	0.0
Yahoo!, Inc.	1.9	1.6
	31.0
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	33.6
Consumer Discretionary	16.0	16.4
Health Care	15.5	17.2
Financials	12.5	8.4
Industrials	6.7	6.3
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 93.2%		Stocks 98.3%
	Convertible Securities 0.5%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 6.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	7.5%	** Foreign investments	9.2%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.1%
Delphi Automotive PLC	89,400	$ 4,531,686
Automobiles - 0.5%
Honda Motor Co. Ltd.	95,300	3,540,341
Tesla Motors, Inc. (a)	75,726	8,135,244
Toyota Motor Corp.	134,100	8,088,623
		19,764,208
Distributors - 0.1%
LKQ Corp. (a)	110,500	2,845,375
Hotels, Restaurants & Leisure - 1.6%
Buffalo Wild Wings, Inc. (a)	21,200	2,080,992
Chipotle Mexican Grill, Inc. (a)	57,600	20,986,560
Chuys Holdings, Inc.	5,900	226,206
Las Vegas Sands Corp.	39,000	2,064,270
Marriott International, Inc. Class A	17,800	718,586
Noodles & Co.	31,700	1,164,975
Starbucks Corp.	637,100	41,723,679
Wyndham Worldwide Corp.	922	52,766
		69,018,034
Household Durables - 1.0%
D.R. Horton, Inc.	35,800	761,824
Lennar Corp. Class A	801,500	28,886,060
PulteGroup, Inc. (a)	578,200	10,968,454
SodaStream International Ltd. (a)	4,000	290,600
Whirlpool Corp.	12,000	1,372,320
		42,279,258
Internet & Catalog Retail - 4.5%
Amazon.com, Inc. (a)	318,893	88,553,397
ASOS PLC (a)	12,600	775,183
Liberty Media Corp.:
Interactive Series A (a)	19,600	450,996
Series A (a)	3,210	272,882
Netflix, Inc. (a)	19,344	4,083,325
priceline.com, Inc. (a)	57,100	47,229,123
Rakuten, Inc.	247,600	2,927,866
TripAdvisor, Inc. (a)	773,200	47,064,684
		191,357,456
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	208,300	19,788,500
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.6%
CBS Corp. Class B	50,700	$ 2,477,709
Charter Communications, Inc. Class A (a)	54,803	6,787,352
Comcast Corp. Class A	577,669	24,192,778
DIRECTV (a)	136,072	8,384,757
Discovery Communications, Inc. (a)	301,400	23,271,094
Liberty Global PLC Class A (a)	420,914	31,181,309
Liberty Media Corp. Class A (a)	350,900	44,480,084
Omnicom Group, Inc.	47,714	2,999,779
Rightmove PLC	26,700	846,299
Starz - Liberty Capital Series A (a)	318,100	7,030,010
		151,651,171
Multiline Retail - 0.1%
Macy's, Inc.	55,100	2,644,800
Specialty Retail - 2.6%
Best Buy Co., Inc.	52,200	1,426,626
Fast Retailing Co. Ltd.	1,300	438,756
Five Below, Inc. (d)	153,300	5,635,308
GNC Holdings, Inc.	24,900	1,100,829
Home Depot, Inc.	534,341	41,395,397
O'Reilly Automotive, Inc. (a)	23,100	2,601,522
Tile Shop Holdings, Inc. (a)	22,000	637,120
TJX Companies, Inc.	693,700	34,726,622
Tractor Supply Co.	15,500	1,822,955
Urban Outfitters, Inc. (a)	461,900	18,577,618
		108,362,753
Textiles, Apparel & Luxury Goods - 1.3%
ECLAT Textile Co. Ltd.	90,000	665,165
Michael Kors Holdings Ltd. (a)	380,855	23,620,627
NIKE, Inc. Class B	438,400	27,917,312
PVH Corp.	17,400	2,175,870
Under Armour, Inc. Class A (sub. vtg.) (a)	24,900	1,486,779
VF Corp.	4,500	868,770
		56,734,523
TOTAL CONSUMER DISCRETIONARY		668,977,764
CONSUMER STAPLES - 6.4%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	224,000	20,218,240
Boston Beer Co., Inc. Class A (a)	121,132	20,669,964
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	57,000	$ 1,640,224
The Coca-Cola Co.	454,392	18,225,663
		60,754,091
Food & Staples Retailing - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,400	320,396
Costco Wholesale Corp.	398,500	44,062,145
CVS Caremark Corp.	386,426	22,095,839
Fairway Group Holdings Corp. (d)	9,300	224,781
Jeronimo Martins SGPS SA	38,200	805,016
Kroger Co.	24,200	835,868
Tesco PLC	288,300	1,453,155
Wal-Mart Stores, Inc.	474,107	35,316,230
Whole Foods Market, Inc.	16,500	849,420
		105,962,850
Food Products - 0.6%
Associated British Foods PLC	863,700	22,791,732
Green Mountain Coffee Roasters, Inc. (a)	11,000	825,660
Mondelez International, Inc.	49,800	1,420,794
Orion Corp.	1,430	1,192,918
		26,231,104
Household Products - 0.8%
Colgate-Palmolive Co.	487,800	27,946,062
Procter & Gamble Co.	56,813	4,374,033
		32,320,095
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	645,618	42,462,296
L'Oreal SA	12,700	2,087,033
		44,549,329
TOTAL CONSUMER STAPLES		269,817,469
ENERGY - 4.2%
Energy Equipment & Services - 0.0%
Cameron International Corp. (a)	6,700	409,772
Schlumberger Ltd.	5,500	394,130
		803,902
Oil, Gas & Consumable Fuels - 4.2%
Cabot Oil & Gas Corp.	72,400	5,141,848
Cobalt International Energy, Inc. (a)	149,274	3,966,210
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. (a)	10,200	$ 877,812
EOG Resources, Inc.	856,120	112,733,882
EQT Corp.	16,700	1,325,479
Murphy Oil Corp.	549,700	33,471,233
Noble Energy, Inc.	16,400	984,656
Oasis Petroleum, Inc. (a)	17,200	668,564
Phillips 66	218,704	12,883,853
Pioneer Natural Resources Co.	16,700	2,417,325
		174,470,862
TOTAL ENERGY		175,274,764
FINANCIALS - 12.5%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	91,600	7,408,608
BlackRock, Inc. Class A	109,402	28,099,904
Charles Schwab Corp.	122,800	2,607,044
Morgan Stanley	213,200	5,208,476
Oaktree Capital Group LLC Class A	86,590	4,550,305
T. Rowe Price Group, Inc.	10,700	782,705
WisdomTree Investments, Inc. (a)	70,400	814,528
		49,471,570
Commercial Banks - 2.4%
HDFC Bank Ltd. sponsored ADR	389,200	14,104,608
M&T Bank Corp. (d)	287,500	32,128,125
PNC Financial Services Group, Inc.	62,400	4,550,208
Shinsei Bank Ltd.	819,000	1,859,825
U.S. Bancorp	31,700	1,145,955
Wells Fargo & Co.	1,169,296	48,256,846
		102,045,567
Consumer Finance - 0.3%
American Express Co.	181,185	13,545,391
Diversified Financial Services - 2.3%
Citigroup, Inc.	1,729,800	82,978,506
IntercontinentalExchange, Inc. (a)(d)	29,600	5,261,696
JPMorgan Chase & Co.	144,600	7,633,434
ORIX Corp.	135,400	1,847,766
		97,721,402
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.3%
ACE Ltd.	212,925	$ 19,052,529
AIA Group Ltd.	472,400	2,000,805
Berkshire Hathaway, Inc. Class A (a)	856	144,321,600
esure Group PLC	466,500	2,305,241
Marsh & McLennan Companies, Inc.	481,200	19,209,504
The Chubb Corp.	228,300	19,325,595
The Travelers Companies, Inc.	215,400	17,214,768
		223,430,042
Real Estate Investment Trusts - 0.3%
American Tower Corp.	146,181	10,696,064
Simon Property Group, Inc.	9,642	1,522,665
		12,218,729
Real Estate Management & Development - 0.7%
Kennedy-Wilson Holdings, Inc.	1,170	19,469
Realogy Holdings Corp.	577,800	27,757,512
		27,776,981
TOTAL FINANCIALS		526,209,682
HEALTH CARE - 15.1%
Biotechnology - 9.1%
Alnylam Pharmaceuticals, Inc. (a)	24,400	756,644
Amgen, Inc.	341,655	33,707,682
Biogen Idec, Inc. (a)	605,419	130,286,169
BioMarin Pharmaceutical, Inc. (a)	24,983	1,393,802
Bluebird Bio, Inc.	26,100	651,717
Celgene Corp. (a)	60,385	7,059,610
Celldex Therapeutics, Inc. (a)	42,000	655,620
CSL Ltd.	25,262	1,422,705
Gilead Sciences, Inc. (a)	3,278,976	167,916,361
Intercept Pharmaceuticals, Inc.	57,000	2,555,880
Puma Biotechnology, Inc. (a)	134,181	5,953,611
Regeneron Pharmaceuticals, Inc. (a)	111,040	24,970,675
Vertex Pharmaceuticals, Inc. (a)	69,600	5,558,952
		382,889,428
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	4,200	415,086
Boston Scientific Corp. (a)	613,500	5,687,145
C.R. Bard, Inc.	7,700	836,836
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CareFusion Corp. (a)	57,489	$ 2,118,470
Covidien PLC	171,700	10,789,628
Medtronic, Inc.	74,479	3,833,434
ResMed, Inc. (d)	78,600	3,547,218
St. Jude Medical, Inc.	19,000	866,970
Stryker Corp.	46,200	2,988,216
The Cooper Companies, Inc.	21,040	2,504,812
Trinity Biotech PLC sponsored ADR	390,433	6,578,796
		40,166,611
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	107,800	6,018,474
Catamaran Corp. (a)	8,200	399,123
CIGNA Corp.	84,900	6,154,401
DaVita, Inc. (a)	278,000	33,582,400
Henry Schein, Inc. (a)	213,300	20,423,475
McKesson Corp.	18,000	2,061,000
UnitedHealth Group, Inc.	369,907	24,221,510
		92,860,383
Health Care Technology - 0.6%
Cerner Corp. (a)	276,900	26,607,321
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SA	500	105,629
Mettler-Toledo International, Inc. (a)	91,193	18,348,032
PAREXEL International Corp. (a)	80,200	3,684,388
Thermo Fisher Scientific, Inc.	141,300	11,958,219
Waters Corp. (a)	99,200	9,924,960
		44,021,228
Pharmaceuticals - 1.2%
AbbVie, Inc.	724,600	29,954,964
Astellas Pharma, Inc.	7,300	396,566
Bayer AG	42,600	4,543,042
Johnson & Johnson	4,800	412,128
Novo Nordisk A/S Series B sponsored ADR	3,500	542,395
Salix Pharmaceuticals Ltd. (a)	15,400	1,018,710
Sanofi SA	28,710	2,968,057
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	105,200	$ 9,070,587
Zoetis, Inc. Class A	27,000	834,030
		49,740,479
TOTAL HEALTH CARE		636,285,450
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	82,273	6,527,540
Precision Castparts Corp.	21,700	4,904,417
United Technologies Corp.	4,300	399,642
		11,831,599
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	92,913	4,787,807
Southwest Airlines Co.	58,800	757,932
		5,545,739
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	341,110	13,214,601
Electrical Equipment - 0.6%
Eaton Corp. PLC	45,700	3,007,517
Generac Holdings, Inc.	535,427	19,816,153
Roper Industries, Inc.	6,700	832,274
		23,655,944
Industrial Conglomerates - 0.8%
3M Co.	123,177	13,469,405
Danaher Corp.	325,450	20,600,985
		34,070,390
Machinery - 0.3%
Illinois Tool Works, Inc.	145,380	10,055,935
Kubota Corp.	128,000	1,862,831
Proto Labs, Inc. (a)	23,800	1,546,286
		13,465,052
Professional Services - 1.1%
Experian PLC	44,699	777,068
Intertek Group PLC	38,500	1,711,609
On Assignment, Inc. (a)	12,000	320,640
Verisk Analytics, Inc. (a)	719,100	42,930,270
		45,739,587
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 3.1%
Canadian Pacific Railway Ltd. (d)	385,300	$ 46,721,792
Hertz Global Holdings, Inc. (a)	1,300,287	32,247,118
J.B. Hunt Transport Services, Inc.	23,600	1,704,864
Union Pacific Corp.	325,800	50,264,424
		130,938,198
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	142,800	3,939,852
W.W. Grainger, Inc.	1,700	428,706
		4,368,558
TOTAL INDUSTRIALS		282,829,668
INFORMATION TECHNOLOGY - 27.5%
Computers & Peripherals - 1.9%
Apple, Inc.	194,024	76,849,026
Hewlett-Packard Co.	88,800	2,202,240
Stratasys Ltd. (a)	4,900	410,326
		79,461,592
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	336,407	26,219,562
Internet Software & Services - 13.2%
Angie's List, Inc. (a)	16,200	430,110
Cornerstone OnDemand, Inc. (a)	20,792	900,086
eBay, Inc. (a)	652,050	33,724,026
Facebook, Inc. Class A (a)	5,837,919	145,130,666
Google, Inc. Class A (a)	265,153	233,432,741
LinkedIn Corp. (a)	353,900	63,100,370
Marketo, Inc.	6,000	149,220
Shutterstock, Inc.	2,800	156,184
Tencent Holdings Ltd.	11,100	435,353
Textura Corp.	3,200	83,232
Trulia, Inc.	21,200	659,108
Yahoo!, Inc. (a)	3,117,600	78,282,936
Zillow, Inc. (a)(d)	11,900	669,970
		557,154,002
IT Services - 6.4%
Accenture PLC Class A	376,000	27,056,960
Alliance Data Systems Corp. (a)	44,262	8,012,750
CGI Group, Inc. Class A (sub. vtg.) (a)	141,600	4,146,886
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
EPAM Systems, Inc. (a)	31,327	$ 851,468
Fidelity National Information Services, Inc.	753,200	32,267,088
FleetCor Technologies, Inc. (a)	92,702	7,536,673
MasterCard, Inc. Class A	205,151	117,859,250
Visa, Inc. Class A	387,011	70,726,260
		268,457,335
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (a)(d)	462,700	1,887,816
ARM Holdings PLC sponsored ADR	180,090	6,515,656
ASML Holding NV	109,000	8,621,900
Samsung Electronics Co. Ltd.	6,079	7,141,121
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	231,200	4,235,584
		28,402,077
Software - 4.7%
Activision Blizzard, Inc.	27,500	392,150
Adobe Systems, Inc. (a)	121,400	5,530,984
CA Technologies, Inc.	29,200	835,996
CommVault Systems, Inc. (a)	571,700	43,386,313
Concur Technologies, Inc. (a)(d)	260,878	21,230,252
Diligent Board Member Services, Inc. (a)	427,239	2,251,404
Infoblox, Inc. (a)	6,900	201,894
NetSuite, Inc. (a)	311,400	28,567,836
salesforce.com, Inc. (a)	647,832	24,734,226
ServiceNow, Inc.	652,100	26,338,319
SolarWinds, Inc. (a)	75,342	2,924,023
Splunk, Inc. (a)	129,600	6,008,256
SS&C Technologies Holdings, Inc. (a)	5,200	171,080
Symantec Corp.	220,600	4,956,882
Ultimate Software Group, Inc. (a)	205,289	24,078,347
Workday, Inc. Class A	64,400	4,127,396
		195,735,358
TOTAL INFORMATION TECHNOLOGY		1,155,429,926
MATERIALS - 4.8%
Chemicals - 4.2%
Ecolab, Inc.	541,900	46,164,461
Filtrona PLC	223,500	2,384,625
LyondellBasell Industries NV Class A	20,480	1,357,005
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	494,195	$ 48,826,466
PPG Industries, Inc.	230,400	33,732,864
Sherwin-Williams Co.	257,800	45,527,480
		177,992,901
Construction Materials - 0.1%
Eagle Materials, Inc.	24,900	1,650,123
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	50,611	5,055,027
Metals & Mining - 0.3%
Argonaut Gold, Inc. (a)	42,200	228,314
B2Gold Corp. (a)	265,667	565,840
Franco-Nevada Corp.	280,406	10,038,306
Premier Gold Mines Ltd. (a)	23,000	40,021
Primero Mining Corp. (a)	13,300	59,437
Tahoe Resources, Inc. (a)	21,600	306,224
Turquoise Hill Resources Ltd. (a)	1,500	8,900
		11,247,042
Paper & Forest Products - 0.1%
International Paper Co.	94,600	4,191,726
TOTAL MATERIALS		200,136,819
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	53,000	3,085,128
UTILITIES - 0.0%
Electric Utilities - 0.0%
ITC Holdings Corp.	18,300	1,670,790
TOTAL COMMON STOCKS (Cost $3,455,601,835)		3,919,717,460
Convertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	1,007,372	4,654,059
Convertible Preferred Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Biotechnology - 0.4%
Intrexon Corp. Series F, 6.00% (e)	2,023,305	$ 15,933,527
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,587,586)		20,587,586
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.13% (b)	279,933,654	279,933,654
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	99,615,554	99,615,554
TOTAL MONEY MARKET FUNDS (Cost $379,549,208)		379,549,208
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,855,738,629)		4,319,854,254
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(111,968,591)
NET ASSETS - 100%		$ 4,207,885,663
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,587,586 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,654,059
Intrexon Corp. Series F, 6.00%	4/30/13	$ 15,933,527
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,730
Fidelity Securities Lending Cash Central Fund	414,955
Total	$ 493,685
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 673,631,823	$ 653,982,178	$ 14,995,586	$ 4,654,059
Consumer Staples	269,817,469	269,817,469	-	-
Energy	175,274,764	175,274,764	-	-
Financials	526,209,682	522,502,091	3,707,591	-
Health Care	652,218,977	632,920,827	3,364,623	15,933,527
Industrials	282,829,668	280,966,837	1,862,831	-
Information Technology	1,155,429,926	1,155,429,926	-	-
Materials	200,136,819	200,136,819	-	-
Telecommunication Services	3,085,128	-	3,085,128	-
Utilities	1,670,790	1,670,790	-	-
Money Market Funds	379,549,208	379,549,208	-	-
Total Investments in Securities:	$ 4,319,854,254	$ 4,272,250,909	$ 27,015,759	$ 20,587,586

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 58,665,446

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $96,306,026) - See accompanying schedule: Unaffiliated issuers (cost $3,476,189,421)	$ 3,940,305,046
Fidelity Central Funds (cost $379,549,208)	379,549,208
Total Investments (cost $3,855,738,629)		$ 4,319,854,254
Cash		103,645
Receivable for investments sold		12,568,346
Receivable for fund shares sold		1,819,937
Dividends receivable		1,500,786
Distributions receivable from Fidelity Central Funds		64,329
Other receivables		22,511
Total assets		4,335,933,808

Liabilities
Payable for investments purchased	$ 24,874,963
Payable for fund shares redeemed	1,159,199
Accrued management fee	1,945,386
Other affiliated payables	385,582
Other payables and accrued expenses	67,461
Collateral on securities loaned, at value	99,615,554
Total liabilities		128,048,145

Net Assets		$ 4,207,885,663
Net Assets consist of:
Paid in capital		$ 3,731,448,656
Undistributed net investment income		4,320,994
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,002,199
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		464,113,814
Net Assets		$ 4,207,885,663

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Series Opportunistic Insights: Net Asset Value, offering price and redemption price per share ($1,880,961,772 ÷ 166,549,374 shares)	$ 11.29

Class F: Net Asset Value, offering price and redemption price per share ($2,326,923,891 ÷ 205,838,759 shares)	$ 11.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 16,775,367
Interest		77
Income from Fidelity Central Funds		493,685
Total income		17,269,129

Expenses
Management fee	$ 11,178,359
Transfer agent fees	1,741,908
Accounting and security lending fees	528,436
Custodian fees and expenses	56,721
Independent trustees' compensation	11,758
Registration fees	(15,001)
Audit	33,421
Legal	3,309
Interest	839
Miscellaneous	5,062
Total expenses before reductions	13,544,812
Expense reductions	(596,678)	12,948,134
Net investment income (loss)		4,320,995
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,271,296
Foreign currency transactions	(86,230)
Total net realized gain (loss)		9,185,066
Change in net unrealized appreciation (depreciation) on: Investment securities	466,105,719
Assets and liabilities in foreign currencies	(2,416)
Total change in net unrealized appreciation (depreciation)		466,103,303
Net gain (loss)		475,288,369
Net increase (decrease) in net assets resulting from operations		$ 479,609,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	For the period December 6, 2012 (commencement of operations) to December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,320,995	$ 1,384,201
Net realized gain (loss)	9,185,066	9,735,967
Change in net unrealized appreciation (depreciation)	466,103,303	(1,989,489)
Net increase (decrease) in net assets resulting from operations	479,609,364	9,130,679
Distributions to shareholders from net investment income	-	(2,795,302)
Distributions to shareholders from net realized gain	(9,507,734)	-
Total distributions	(9,507,734)	(2,795,302)
Share transactions - net increase (decrease)	34,428,811	3,697,019,845
Total increase (decrease) in net assets	504,530,441	3,703,355,222

Net Assets
Beginning of period	3,703,355,222	-
End of period (including undistributed net investment income of $4,320,994 and $0, respectively)	$ 4,207,885,663	$ 3,703,355,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Opportunistic Insights

	Six months ended June 30, 2013	Year ended December 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	- G, J
Net realized and unrealized gain (loss)	1.29	.03
Total from investment operations	1.30	.03
Distributions from net investment income	-	(.01)
Distributions from net realized gain	(.03)	-
Total distributions	(.03)	(.01)
Net asset value, end of period	$ 11.29	$ 10.02
Total Return B, C	12.95%	.27%
Ratios to Average Net Assets E, I
Expenses before reductions	.77% A	1.00% A
Expenses net of fee waivers, if any	.77% A	1.00% A
Expenses net of all reductions	.74% A	1.00% A
Net investment income (loss)	.11% A	.49% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,880,962	$ 1,803,958
Portfolio turnover rate F	55% A	64% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%.

H For the period December 6, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended (Unaudited)	Year ended December 31,
June 30,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	- G, J
Net realized and unrealized gain (loss)	1.29	.03
Total from investment operations	1.31	.03
Distributions from net investment income	-	(.01)
Distributions from net realized gain	(.03)	-
Total distributions	(.03)	(.01)
Net asset value, end of period	$ 11.30	$ 10.02
Total Return B, C	13.05%	.28%
Ratios to Average Net Assets E, I
Expenses before reductions	.58% A	.80% A
Expenses net of fee waivers, if any	.58% A	.80% A
Expenses net of all reductions	.56% A	.80% A
Net investment income (loss)	.30% A	.69% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,326,924	$ 1,899,398
Portfolio turnover rate F	55% A	64% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

H For the period December 6, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Opportunistic Insights and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 534,776,177
Gross unrealized depreciation	(71,989,315)
Net unrealized appreciation (depreciation) on securities and other investments	$ 462,786,862

Tax cost	$ 3,857,067,392

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,069,767,783 and $1,246,851,754, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Opportunistic Insights as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until December 1, 2013. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Opportunistic Insights. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Opportunistic Insights	$ 1,741,908.19

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,103 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,928,800.38%		$ 839

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $712 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $414,955. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $596,618 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $60.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012 A
From net investment income
Series Opportunistic Insights	$ -	$ 1,265,374
Class F	-	1,529,928
Total	$ -	$ 2,795,302
From net realized gain
Series Opportunistic Insights	$ 4,496,110	$ -
Class F	5,011,624	-
Total	$ 9,507,734	$ -

A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012 A	Six months ended June 30, 2013	Year ended December 31, 2012 A
Series Opportunistic Insights
Shares sold	5,518,662	180,776,400 B	$ 61,901,860	$ 1,807,763,739 B
Reinvestment of distributions	422,964	126,159	4,496,110	1,265,374
Shares redeemed	(19,481,433)	(813,378)	(210,249,241)	(8,121,063)
Net increase (decrease)	(13,539,807)	180,089,181	$ (143,851,271)	$ 1,800,908,050
Class F
Shares sold	20,517,088	191,283,348 B	$ 225,334,448	$ 1,912,830,854 B
Reinvestment of distributions	471,460	152,535	5,011,624	1,529,928
Shares redeemed	(4,764,192)	(1,821,480)	(52,065,990)	(18,248,987)
Net increase (decrease)	16,224,356	189,614,403	$ 178,280,082	$ 1,896,111,795

A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

B Amount includes in-kind exchanges.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

O1T-SANN-0813
1.951055.100